UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-21624

Allianz Variable Insurance Products Fund of Funds Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund
Annual Report
December 31, 2023

AZL® Balanced Index Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Balanced Index Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
Balanced Index
Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL Balanced Index
Strategy Fund (the “Fund”) returned 13.21%. That compared to
26.29%, 5.53% and 15.62% total return for its benchmarks, the
S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and
the Balanced Composite Index, respectively.
1
The AZL Balanced Index Strategy Fund is a fund of funds that pursues broad diversification across four underlying equity sub-
portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the S&P 500 Index, the S&P
MidCap 400 Index
2
, the S&P SmallCap 600 Index
3
, and the MSCI
EAFE Index
4
.
The fixed-income sub-portfolio is an enhanced bond index
strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index. Generally, the
Fund allocates 40%-60% of its assets to the underlying equity index funds and 40%-60% of its assets to the underlying AZL
Enhanced Bond Index Fund.
U.S. equities generally had positive performance in 2023, due in part to falling inflation, better-than-expected company earnings, and resilient consumer demand. While large-cap stocks led the way, small-cap and mid-cap stock indexes also ended the year with double-digit gains.
The European Central Bank’s (ECB) monetary tightening weighed on Eurozone equities, while Russia’s continued war with Ukraine weighed on international equities. Despite these economic
headwinds, international developed market equities returned
double-digit gains for the year.
The U.S. fixed income market received a boost after the
Federal Reserve indicated it could be near the end of its cycle of interest rate hikes. Most sectors of the bond market finished with positive performance in 2023, led by high yield bonds
that posted double-digit returns. The Fund, which invests
in both U.S. and international markets, underperformed its
blended benchmark during the year ended December 31, 2023.
Its off-benchmark allocation to developed market non-U.S.
equities slightly detracted from relative performance, as these underperformed U.S. equities.
The Fund’s off-benchmark allocation to mid-cap and small-cap
U.S. equities also detracted from relative performance, as these underperformed the S&P 500 Index.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.
2
The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a
widely used index for mid-sized companies. The S&P 400
covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for
portfolio composition.
3
The Standard & Poor’s SmallCap 600 Index (“S&P 600”) is a
widely used index for small-capitalization companies. The S&P
600 covers 3% of the U.S. equities market, and is part of a
series of S&P indexes that can be used as building blocks for portfolio composition.
4
The Morgan Stanley Capital International, Europe, Australasia
and Far East (“MSCI EAFE”) Index is a free float-adjusted
market capitalization-weighted index that is designed to
measure the equity market performance of developed markets,
excluding the U.S. & Canada.
The indexes defined above are unmanaged. Investors cannot
invest directly in an index.

2
AZL® Balanced Index Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation with preservation
of capital as an important consideration. This
objective may be changed by the Trustees of the
Fund without shareholder approval. The Fund
seeks to achieve its objective by investing in a
combination of five underlying index funds (the
“Index Strategy Underlying Funds”), allocating
approximately 40%-60% of its assets in the
underlying equity index funds and approximately
40%-60% of its assets in the underlying bond
index fund.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests.
Stocks are more volatile and carry more risk and
return potential than other forms of investments.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the underlying funds is
expected to be lower than that of the Indexes
because of fees and expenses. Securities in which
the underlying funds will invest may involve
substantial risk and may be subject to sudden
severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Debt securities held by an underlying fund may
decline in value due to rising interest rates.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates,
an underlying fund’s performance may be more
volatile than if it did not hold these securities.
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Index Strategy
Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be
0.09%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the
Balanced Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New
York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-
weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (50%) S&P 500 and (50%) Bloomberg U.S.
Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
  AZL
®
Balanced Index Strategy Fund 13.21% 1.89% 6.84% 5.33%
  Balanced Composite Index 15.62% 3.37% 8.63% 7.12%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
Balanced Index Strategy Fund 0.68%

AZL Balanced Index Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Balanced Index Strategy Fund $1,000.00 $1,051.80 $0.47 0.09%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Balanced Index Strategy Fund $1,000.00 $1,024.75 $0.46 0.09%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Fixed Income Fund 49 .9%
Domestic Equity Funds 37 .6
International Equity Fund 12 .6
Total Investment Securities 100 .1
Net other assets (liabilities) ( 0 .1 )
Net Assets 100 .0%

AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies ( 100 .1% ):
Domestic Equity Funds ( 37 .6% ):
1,227,280 AZL Mid Cap Index Fund, Class 2 $ 26,067,425
4,487,709 AZL S&P 500 Index Fund, Class 2 90,517,098
1,137,345 AZL Small Cap Stock Index Fund, Class 2 13,921,104
130,505,627
1
Fixed Income Fund ( 49 .9% ):
17,672,914 AZL Enhanced Bond Index Fund 173,548,020
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 12 .6% ):
2,510,841 AZL International Index Fund, Class 2 $ 43,789,066
Total Affiliated Investment Companies (Cost $281,965,135) 347,842,713
Total Investment Securities
(Cost $281,965,135) — 100.1%(a) 347,842,713
Net other assets (liabilities) — (0.1)% (217,323)
Net Assets — 100.0% $ 347,625,390
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Balanced Index Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 281,965,135
Investments in affiliates, at value $ 347,842,713
Interest and dividends receivable 138
Receivable for affiliated investments sold 394,453
Prepaid expenses 1,576
Total Assets 348,238,880
Liabilities:
Cash overdraft 394,453
Payable for capital shares redeemed 188,200
Management fees payable 14,587
Administration fees payable 6,714
Custodian fees payable 1,296
Administrative and compliance services fees payable 405
Transfer agent fees payable 698
Trustee fees payable 1,682
Other accrued liabilities 5,455
Total Liabilities 613,490
Commitments and contingent liabilities^
Net Assets
$ 347,625,390
Net Assets Consist of:
Paid in capital $ 271,854,340
Total distributable earnings 75,771,050
Net Assets
$ 347,625,390
Shares of beneficial interest (unlimited number of shares authorized, no par value) 24,355,007
Net Asset Value (offering and redemption price per share) $ 14.28
*
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
Investment Income:
Dividends from affiliates $ 5,239,596
Dividends from non-affiliates 1,045
Total Investment Income 5,240,641
Expenses:
Management fees 172,112
Administration fees 71,509
Custodian fees 8,408
Administrative and compliance services fees 4,672
Transfer agent fees 7,306
Trustee fees 19,169
Professional fees 18,445
Shareholder reports 4,480
Other expenses 6,745
Total expenses 312,846
Net Investment Income/(Loss)
4,927,795
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 4,075,076
Net realized gains distributions from affiliated underlying funds 4,972,925
Change in net unrealized appreciation/depreciation on affiliated underlying funds 28,511,992
Net realized and Change in net unrealized gains/losses on
investments
37,559,993
Change in Net Assets Resulting From Operations
$ 42,487,788

AZL Balanced Index Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 4,927,795 $ 5,062,254
Net realized gains/(losses) on investments 9,048,001 20,001,210
Change in unrealized appreciation/depreciation on investments 28,511,992 (90,623,801)
Change in net assets resulting from operations 42,487,788 (65,560,337)
Distributions to Shareholders:
Distributions (27,030,919) (33,007,068)
Change in net assets resulting from distributions to shareholders (27,030,919) (33,007,068)
Capital Transactions:
Proceeds from shares issued 6,724,552 5,020,134
Proceeds from dividends reinvested 27,030,919 33,007,068
Value of shares redeemed (44,668,426) (41,552,550)
Change in net assets resulting from capital transactions (10,912,955) (3,525,348)
Change in net assets 4,543,914 (102,092,753)
Net Assets:
Beginning of period 343,081,476 445,174,229
End of period $ 347,625,390 $ 343,081,476
Share Transactions:
Shares issued 470,754 321,940
Dividends reinvested 2,095,420 2,474,293
Shares redeemed (3,142,148) (2,652,854)
Change in shares (575,974) 143,379

AZL Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$13.76 $17.96 $17.48 $16.46 $14.89
Investment Activities:
Net Investment Income/(Loss)(a) 0 .20  0 .21  0 .15  0 .33  0 .30
Net Realized and Unrealized Gains/(Losses) on Investments 1 .49  ( 2 .97 ) 1 .56  1 .62  2 .22
Total from Investment Activities 1 .69  ( 2 .76 ) 1 .71  1 .95  2 .52
Distributions to Shareholders From:
Net Investment Income ( 0 .27 ) ( 0 .37 ) ( 0 .34 ) ( 0 .33 ) ( 0 .38 )
Net Realized Gains ( 0 .90 ) ( 1 .07 ) ( 0 .89 ) ( 0 .60 ) ( 0 .57 )
Total Dividends ( 1 .17 ) ( 1 .44 ) ( 1 .23 ) ( 0 .93 ) ( 0 .95 )
Net Asset Value, End of Period
$14.28 $13.76 $17.96 $17.48 $16.46
Total Return (b)
13.21% (15.10) % 10.04% 12.24% 17.24%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $347,625 $343,081 $445,174 $417,253 $397,402
Net Investment Income/(Loss) 1 .43% 1 .35% 0 .85% 2 .01% 1 .87%
Expenses Before Reductions*(c) 0 .09% 0 .09% 0 .08% 0 .09% 0 .09%
Expenses Net of Reductions* 0 .09% 0 .09% 0 .08% 0 .09% 0 .09%
Portfolio Turnover Rate 5% 8% 13% 19% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL Balanced Index Strategy Fund 0.05% 0.20%
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 171,530,181 $ 5,775,872 $ (9,874,542) $ (2,111,613) $ 8,228,122 $ 173,548,020 17,672,914 $ 2,795,594 $ —
AZL International Index Fund,
Class 2 43,179,803 1,164,761 (6,531,753) 1,236,520 4,739,735 43,789,066 2,510,841 1,040,093 —
AZL Mid Cap Index Fund, Class 2 26,036,905 2,519,032 (5,487,977) 921,326 2,078,139 26,067,425 1,227,280 190,595 869,406
AZL S&P 500 Index Fund, Class 2 88,495,341 5,583,796 (19,883,953) 3,699,343 12,622,571 90,517,098 4,487,709 1,069,880 3,323,331
AZL Small Cap Stock Index Fund,
Class 2 13,969,790 1,473,662 (2,695,273) 329,500 843,425 13,921,104 1,137,345 143,434 780,188
$ 343,212,020 $ 16,517,123 $ (44,473,498) $ 4,075,076 $ 28,511,992
$ 347,842,713
27,036,0 89 $ 5,239,596 $ 4,972,925

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2023, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 347,842,713 $ — $ — $ 347,842,713
Total Investment Securities $347,842,713 $— $— $347,842,713
Purchases Sales
AZL Balanced Index Strategy Fund $16,517,123 $44,473,498

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $286,693,438. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
Unrealized appreciation $71,978,659
Unrealized (depreciation) (10,829,384)
Net unrealized appreciation/(depreciation) $61,149,275
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $6,203,918 $20,827,001 $27,030,919
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $8,497,247 $24,509,821 $33,007,068
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Balanced Index Strategy Fund $4,927,776 $9,693,999 $— $61,149,275 $75,771,050
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
13
To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

14
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 41.32% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $20,827,001.

15
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

17
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

18
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

19
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

20
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA Multi-Strategy Fund
Annual Report
December 31, 2023

AZL® DFA Multi-Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® DFA Multi-Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL® DFA Multi-
Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL DFA Multi-
Strategy Fund (the “Fund”) returned 13.22%. That compared to
26.29%, 5.53% and 17.71% total return for its benchmarks, the
S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and
the Moderate Composite Index, respectively.
1
The Fund is a fund of funds that pursues broad diversification across three equity sub-portfolios subadvised by Dimensional
Fund Advisors and one fixed income sub-portfolio subadvised by
Blackrock Financial Management. Generally, the Fund allocates
50% to 70% of its assets to the underlying equity funds and
between 30% and 50% to the underlying fixed-income fund.
U.S. equities generally had positive performance in 2023, due in part to falling inflation, better-than-expected company earnings, and resilient consumer demand. While large-cap stocks led the way, small-cap and mid-cap stock indexes also ended the year with double-digit gains.
The European Central Bank’s (ECB) monetary tightening weighed on Eurozone equities, while Russia’s continued war with Ukraine weighed on international equities. Despite these economic
headwinds, international developed market equities returned
double-digit gains for the year.
The U.S. fixed income market received a boost after the
Federal Reserve indicated it could be near the end of its cycle of interest rate hikes. Most sectors of the bond market finished with positive performance in 2023, led by high yield bonds
that posted double-digit returns. The Fund, which invests
in both U.S. and international markets, underperformed its
blended benchmark during the year ended December 31, 2023.
Its off-benchmark allocation to developed market non-U.S.
equities slightly detracted from relative performance, as these underperformed U.S. equities. The Fund’s off-benchmark
allocation to mid-cap and small-cap U.S. equities also slightly detracted from relative performance, as these underperformed the S&P 500 Index.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.

For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

AZL® DFA Multi-Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective
may be changed by the Trustees of the Fund
without shareholder approval. The Fund
seeks to achieve its objective by investing
in a combination of underlying funds that
represent different classes in the Fund’s asset
allocation.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related
to the performance of those underlying
funds. Before investing, investors should
assess the risks associated with and types of
investments made by each of the underlying
funds in which the Fund invests. Stocks are
more volatile and carry more risk and return
potential than other forms of investments.
Small- to mid-capitalization companies
typically have a higher risk of failure and
historically have experienced a greater
degree of volatility.
International investing may involve risk of
capital loss from unfavorable fluctuations
in currency values, from differences in
generally accepted accounting principles or
from economic or political instability in other
nations. Value-based investments are subject
to the risk that the broad market may not
recognize their intrinsic value.
Investing in a single industry or sector,
or concentrating investments in a limited
number of industries or sectors, tends to
increase the risk that economic, political, or
regulatory developments affecting certain
industries or sectors will have a large impact
on the value of the portfolio.
Debt securities held by an underlying fund
may decline in value due to rising interest
rates. Mortgage-backed investments involve
risk of loss due to prepayments and, like
any bond, due to default. Because of the
sensitivity of mortgage-related securities
to changes in interest rates, an underlying
fund's performance may be more volatile
than if it did not hold these securities.
Investing in derivative instruments involves
risks that may be different from or greater
than the risk associated with investing
directly in securities or other traditional
instruments.
For a complete description of these and other
risks associated with investing in the Fund,
please refer to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the
Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.08%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond
Index and the Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S.
Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) S&P 500 and (40%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The
Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
  AZL
®
DFA Multi-Strategy Fund 13.22% 4.51% 8.04% 6.09%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  Moderate Composite Index 17.71% 4.70% 10.09% 8.14%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
DFA Multi-Strategy Fund 0.85%

AZL DFA Multi-Strategy Fund

Expense Examples
(Unaudited)
As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA Multi-Strategy Fund $1,000.00 $1,058.80 $0.42 0.08%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA Multi-Strategy Fund $1,000.00 $1,024.80 $0.41 0.08%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Domestic Equity Funds 48 .2%
Fixed Income Fund 39 .6
International Equity Fund 12 .3
Total Investment Securities 100 .1
Net other assets (liabilities) ( 0 .1 )
Net Assets 100 .0%

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies ( 100 .1% ):
Domestic Equity Funds ( 48 .2% ):
19,324,100 AZL DFA U.S. Core Equity Fund $ 274,015,735
7,093,658 AZL DFA U.S. Small Cap Fund 72,497,188
346,512,923
1
Fixed Income Fund ( 39 .6% ):
28,973,792 AZL Enhanced Bond Index Fund 284,522,638
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 12 .3% ):
8,554,084 AZL DFA International Core Equity Fund $ 87,850,444
Total Affiliated Investment Companies (Cost $616,988,993) 718,886,005
Total Investment Securities
(Cost $616,988,993) — 100.1%(a) 718,886,005
Net other assets (liabilities) — (0.1)% (370,732)
Net Assets — 100.0% $ 718,515,273
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 616,988,993
Investments in affiliates, at value $ 718,886,005
Receivable for affiliated investments sold 240,099
Prepaid expenses 3,162
Total Assets 719,129,266
Liabilities:
Cash overdraft 240,099
Payable for capital shares redeemed 315,418
Management fees payable 30,050
Administration fees payable 7,543
Custodian fees payable 3,671
Administrative and compliance services fees payable 886
Transfer agent fees payable 766
Trustee fees payable 3,678
Other accrued liabilities 11,882
Total Liabilities 613,993
Commitments and contingent liabilities^
Net Assets
$ 718,515,273
Net Assets Consist of:
Paid in capital $ 642,538,373
Total distributable earnings 75,976,900
Net Assets
$ 718,515,273
Shares of beneficial interest (unlimited number of shares authorized, no par value) 59,753,966
Net Asset Value (offering and redemption price per share) $ 12.02
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 9,942,553
Dividends from non-affiliates 229
Total Investment Income 9,942,782
Expenses:
Management fees 356,643
Administration fees 78,569
Custodian fees 20,711
Administrative and compliance services fees 9,710
Transfer agent fees 7,519
Trustee fees 39,575
Professional fees 38,031
Shareholder reports 8,307
Other expenses 14,092
Total expenses 573,157
Net Investment Income/(Loss)
9,369,625
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds (45,099,978)
Net realized gains distributions from affiliated underlying funds 15,402,933
Change in net unrealized appreciation/depreciation on affiliated underlying funds 109,232,505
Net realized and Change in net unrealized gains/losses on
investments
79,535,460
Change in Net Assets Resulting From Operations
$ 88,905,085

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 9,369,625 $ 17,025,463
Net realized gains/(losses) on investments (29,697,045) 62,057,323
Change in unrealized appreciation/depreciation on investments 109,232,505 (183,469,466)
Change in net assets resulting from operations 88,905,085 (104,386,680)
Distributions to Shareholders:
Distributions (82,785,004) (82,510,932)
Change in net assets resulting from distributions to shareholders (82,785,004) (82,510,932)
Capital Transactions:
Proceeds from shares issued 1,804,943 589,750
Proceeds from dividends reinvested 82,785,004 82,510,932
Value of shares redeemed (95,508,526) (110,533,399)
Change in net assets resulting from capital transactions (10,918,579) (27,432,717)
Change in net assets (4,798,498) (214,330,329)
Net Assets:
Beginning of period 723,313,771 937,644,100
End of period $ 718,515,273 $ 723,313,771
Share Transactions:
Shares issued 158,191 45,986
Dividends reinvested 7,658,187 7,022,207
Shares redeemed (7,761,226) (8,112,112)
Change in shares 55,152 (1,043,919)

AZL DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$12.12 $15.44 $14.52 $14.36 $12.99
Investment Activities:
Net Investment Income/(Loss)(a) 0.16  0.29  0.08  0.22  0.38
Net Realized and Unrealized Gains/(Losses) on Investments 1.27  (2.10) 1.89  1.20  1.73
Total from Investment Activities 1.43  (1.81) 1.97  1.42  2.11
Distributions to Shareholders From:
Net Investment Income (0.37) (0.16) (0.25) (0.45) (0.16)
Net Realized Gains (1.16) (1.35) (0.80) (0.81) (0.58)
Total Dividends (1.53) (1.51) (1.05) (1.26) (0.74)
Net Asset Value, End of Period
$12.02 $12.12 $15.44 $14.52 $14.36
Total Return (b)
13.22% (11.41)% 13.81% 10.64% 16.57%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $718,515 $723,314 $937,644 $940,773 $983,277
Net Investment Income/(Loss) 1.31% 2.14% 0.50% 1.60% 2.74%
Expenses Before Reductions*(c) 0.08% 0.08% 0.07% 0.08% 0.07%
Expenses Net of Reductions* 0.08% 0.08% 0.07% 0.08% 0.07%
Portfolio Turnover Rate 44% 10% 6% 18% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy
Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Annual Rate Annual Expense Limit
AZL DFA Multi-Strategy Fund 0.05% 0.20%
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA Five-Year Global Fixed
Income Fund $ 288,877,815 $ 2,493,453 $ (290,348,855) $ (48,462,076) $ 47,439,663 $ — — $ 2,321,899 $ —
AZL DFA International Core Equity
Fund 87,434,596 4,287,085 (12,522,906) 143,505 8,508,164 87,850,444 8,554,084 1,567,334 2,719,751
AZL DFA U.S. Core Equity Fund 274,198,533 10,262,463 (51,451,587) 3,612,222 37,394,104 274,015,735 19,324,100 1,268,378 8,994,083
AZL DFA U.S. Small Cap Fund 73,002,157 3,918,297 (10,799,704) (273,610) 6,650,048 72,497,188 7,093,658 182,187 3,689,099
AZL Enhanced Bond Index Fund — 294,933,103 (19,530,972) (120,019) 9,240,526 284,522,638 28,973,792 4,602,755 —
$ 723,513,101 $ 315,894,401 $ (384,654,024) $ (45,099,978) $ 109,232,505
$ 718,886,005
63,945,634 $ 9,942,553 $ 15,402,933

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2023, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 718,886,005 $ — $ — $ 718,886,005
Total Investment Securities $718,886,005 $— $— $718,886,005
Purchases Sales
AZL DFA Multi-Strategy Fund $315,894,401 $384,654,024

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $620,268,582. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2023, the Fund had no controlling interest (in excess of 50%) in the Fund’s investments.
Unrealized appreciation $98,617,423
Unrealized (depreciation) —
Net unrealized appreciation/(depreciation) $98,617,423
Short-Term
Amount
Long-Term
Amount Total
AZL DFA Multi-Strategy Fund $ — $ 32,040,228 $ 32,040,228
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $19,999,004 $62,786,000 $82,785,004
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $8,932,252 $73,578,680 $82,510,932
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund $9,399,705 $— $(32,040,228) $98,617,423 $75,976,900
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales .

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL DFA Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA Multi-Strategy Fund (one of the funds constituting
Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

14
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 26.18% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $62,786,000.

15
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

17
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

18
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

19
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

20
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Balanced Index Strategy Fund
Annual Report
December 31, 2023

AZL® MVP Balanced Index Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MVP Balanced Index Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
MVP Balanced
Index Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL MVP Balanced
Index Strategy Fund (the “Fund”) returned 12.85%. That
compared to 26.29%, 5.53% and 15.62% total return for its
benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate
Bond Index, and the Balanced Composite Index, respectively.
1
The AZL MVP Balanced Index Strategy Fund is a fund of funds
that pursues broad diversification across four underlying equity sub-portfolios and one fixed income sub-portfolio. The four
equity sub-portfolios pursue passive strategies that aim to
achieve, before fees, returns similar to the S&P 500 Index, the
S&P MidCap 400 Index
2
, the S&P SmallCap 600 Index
3
, and the
MSCI EAFE Index
4
.
The fixed-income sub-portfolio is an enhanced bond index
strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index. Generally, the
Fund allocates 40%-60% of its assets to the underlying equity index funds and 40%-60% of its assets to the underlying AZL
Enhanced Bond Index Fund.
The Fund also employs the MVP (Managed Volatility Portfolio)
risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.
U.S. equities, particularly large-cap stocks, posted positive performance in 2023. The gains were due in part to falling
inflation and better-than-expected earnings, as well as resilient consumer demand.
The European Central Bank’s (ECB) monetary tightening had
a negative effect on economic growth in the Eurozone, and
Russia’s war with Ukraine continued to weigh on international equities.
The U.S. fixed income market received a boost after the Federal
Reserve announced a possible end to future interest rate
hikes. Most sectors of the bond market finished with positive performance in 2023.
The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the year ended
December 31, 2023. Its off-benchmark allocation to developed market non-U.S. equities slightly detracted from relative
performance, as these underperformed U.S. equities. The
Fund’s off-benchmark allocation to mid-cap and small-cap U.S.
equities also detracted from relative performance, as these
underperformed the S&P 500 Index.
The MVP risk management process uses derivatives to seek to
control portfolio volatility in unstable market conditions. The
MVP process was engaged during the year and reduced the
Fund’s equity exposure at multiple points during the year. The
MVP process slightly detracted from the Fund’s performance
during 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.
2
The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a
widely used index for mid-sized companies. The S&P 400
covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for
portfolio composition.
3
The Standard & Poor’s SmallCap 600 Index (“S&P 600”) is a
widely used index for small-capitalization companies. The S&P
600 covers 3% of the U.S. equities market, and is part of a
series of S&P U.S. indexes that can be used as building blocks for portfolio composition.
4
The Morgan Stanley Capital International, Europe, Australasia
and Far East (“MSCI EAFE”) Index is a free float-adjusted
market capitalization-weighted index that is designed to
measure the equity market performance of developed markets,
excluding the U.S. & Canada.
The indexes defined above are unmanaged. Investors cannot
invest directly in an index.

2
AZL® MVP Balanced Index Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation with preservation
of capital as an important consideration. This
objective may be changed by the Trustees of the
Fund without shareholder approval. The Fund
seeks to achieve its objective by investing in
five underlying index funds (the “Index Strategy
Underlying Funds”), allocating approximately 40%-
60% of its assets in the underlying equity index
funds and approximately 40%-60% of its assets in
the underlying bond index fund.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests.
Quantitative investing involves risk that the values
of securities selected in the quantitative analysis
can react differently than the market or securities
selected using fundamental analysis.
Stocks are more volatile and carry more risk and
return potential than other forms of investments.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the underlying funds is
expected to be lower than that of the Indexes
because of fees and expenses. Securities in which
the underlying funds will invest may involve
substantial risk and may be subject to sudden
severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Debt securities held by an underlying fund may
decline in value due to rising interest rates.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates,
an underlying fund’s performance may be more
volatile than if it did not hold these securities.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Index Strategy
Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be
0.14%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the
Balanced Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New
York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-
weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (50%) S&P 500 and (50%) Bloomberg U.S.
Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
  AZL
®
MVP Balanced Index Strategy Fund 12.85% 1.87% 5.55% 4.64%
  Balanced Composite Index 15.62% 3.37% 8.63% 7.12%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
MVP Balanced Index Strategy Fund 0.71%

AZL MVP Balanced Index Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Balanced Index Strategy Fund $1,000.00 $1,050.60 $0.62 0.12%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Balanced Index Strategy Fund $1,000.00 $1,024.60 $0.61 0.12%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Fixed Income Fund 47 .5%
Domestic Equity Funds 35 .0
International Equity Fund 12 .6
Unaffiliated Investment Company —
†
Total Investment Securities 95 .1
Net other assets (liabilities) 4 .9
Net Assets 100 .0%
† Represents less than 0.05%.

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 35 .0% ):
2,814,572 AZL Mid Cap Index Fund, Class 2 $ 59,781,515
9,326,162 AZL S&P 500 Index Fund, Class 2 188,108,697
2,613,448 AZL Small Cap Stock Index Fund, Class 2 31,988,605
279,878,817
1
Fixed Income Fund ( 47 .5% ):
38,655,614 AZL Enhanced Bond Index Fund 379,598,130
International Equity Fund ( 12 .6% ):
5,772,351 AZL International Index Fund, Class 2 100,669,805
Total Affiliated Investment Companies (Cost $708,296,355) 760,146,752
Shares Value
Unaffiliated Investment Company ( 0 .0%
†
):
Money Markets ( 0 .0%
†
):
7,669 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(a) $ 7,669
Total Unaffiliated Investment Company (Cost $7,669) 7,669
Total Investment Securities
(Cost $708,304,024) — 95.1%(b) 760,154,421
Net other assets (liabilities) — 4.9% 39,211,858
Net Assets — 100.0% $ 799,366,279
† Represents less than 0.05%.
(a) The rate represents the effective yield at December 31, 2023.
(b) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 82 $ 19,762,000 $ 148,930
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 176 19,868,750 615,940
$ 764,870

AZL MVP Balanced Index Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in non-affiliates, at cost $ 7,669
Investments in affiliates, at cost 708,296,355
Investments in non-affiliates, at value $ 7 , 669
Investments in affiliates, at value 7 60,146 , 752
Deposit at broker for futures contracts collateral 39,758,405
Interest and dividends receivable 139,913
Prepaid expenses 3,582
Total Assets 800,056,321
Liabilities:
Cash overdraft 669
Due to broker for futures collateral 7,001
Payable for capital shares redeemed 581,297
Management fees payable 67,050
Administration fees payable 8,213
Custodian fees payable 5,367
Administrative and compliance services fees payable 1,031
Transfer agent fees payable 796
Trustee fees payable 4,280
Other accrued liabilities 14,338
Total Liabilities 690,042
Commitments and contingent liabilities^
Net Assets
$ 799,366,279
Net Assets Consist of:
Paid in capital $ 727,535,495
Total distributable earnings 71,830,784
Net Assets
$ 799,366,279
Shares of beneficial interest (unlimited number of shares authorized, no par value) 65,159,093
Net Asset Value (offering and redemption price per share) $ 12.27
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 11,607,085
Interest 1,541,350
Dividends from non-affiliates 44,569
Total Investment Income 13,193,004
Expenses:
Management fees 693,718
Administration fees 78,269
Custodian fees 24,806
Administrative and compliance services fees 9,196
Transfer agent fees 7,077
Trustee fees 31,267
Professional fees 33,922
Shareholder reports 9,291
Other expenses 13,324
Total expenses 900,870
Net Investment Income/(Loss)
12,292,134
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 16,571,540
Net realized gains distributions from affiliated underlying funds 10,768,821
Net realized gains/(losses) on futures contracts 1,725,094
Change in net unrealized appreciation/depreciation on affiliated underlying funds 45,040,470
Change in net unrealized appreciation/depreciation on futures contracts 820,778
Net realized and Change in net unrealized gains/losses on
investments
74,926,703
Change in Net Assets Resulting From Operations
$ 87,218,837

AZL MVP Balanced Index Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 12,292,134 $ 3,500,862
Net realized gains/(losses) on investments 29,065,455 12,359,295
Change in unrealized appreciation/depreciation on investments 45,861,248 (62,650,179)
Change in net assets resulting from operations 87,218,837 (46,790,022)
Distributions to Shareholders:
Distributions (12,096,295) (23,582,834)
Change in net assets resulting from distributions to shareholders (12,096,295) (23,582,834)
Capital Transactions:
Proceeds from shares issued 4,731,773 4,208,329
Proceeds from shares issued in merger 579,651,043 —
Proceeds from dividends reinvested 12,096,295 23,582,834
Value of shares redeemed (112,489,130) (41,882,168)
Change in net assets resulting from capital transactions 483,989,981 (14,091,005)
Change in net assets 559,112,523 (84,463,861)
Net Assets:
Beginning of period 240,253,756 324,717,617
End of period $ 799,366,279 $ 240,253,756
Share Transactions:
Shares issued 409,444 334,406
Shares issued in merger 51,611,164 —
Dividends reinvested 1,089,757 2,197,841
Shares redeemed (9,686,070) (3,382,738)
Change in shares 43,424,295 (850,491)

AZL MVP Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$11.05 $14.38 $14.04 $13.90 $12.37
Investment Activities:
Net Investment Income/(Loss)(a) 0.21  0.16  0.11  0.24  0.25
Net Realized and Unrealized Gains/(Losses) on Investments 1.19  (2.34) 1.26  0.54  1.82
Total from Investment Activities 1.40  (2.18) 1.37  0.78  2.07
Distributions to Shareholders From:
Net Investment Income (0.06) (0.28) (0.26) (0.27) (0.29)
Net Realized Gains (0.12) (0.87) (0.77) (0.37) (0.25)
Total Dividends (0.18) (1.15) (1.03) (0.64) (0.54)
Net Asset Value, End of Period
$12.27 $11.05 $14.38 $14.04 $13.90
Total Return (b)
12.85% (14.87)% 10.02% 5.98% 16.92%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $799,366 $240,254 $324,718 $320,488 $331,516
Net Investment Income/(Loss) 1.77% 1.30% 0.74% 1.82% 1.84%
Expenses Before Reductions*(c) 0.13% 0.14% 0.13% 0.14% 0.14%
Expenses Net of Reductions* 0.13% 0.14% 0.13% 0.14% 0.14%
Portfolio Turnover Rate 16% 7% 10% 13% 9%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $33.9 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
148,931 –
Futures Contracts Receivable for variation margin on futures contracts* $148,930 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 615,940
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $615,940 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(2,723,840) (148,811)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 2,723,840 $ 148,811
Interest Rate Risk
998,746 (671,967)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(998,746) $671,967
Annual Rate Annual Expense Limit
AZL MVP Balanced Index Strategy Fund 0.10% 0.20%

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
* Including fund merger transactions.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/22
Purchases
at Cost
*
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 114,593,573 $ 280 , 677,685 $ (23,023,012) $ (4,279,000) $ 11,628,884 $ 379,598,130 38,655,614 $ 6,169,670 $ —
AZL International Index Fund,
Class 2 30,081,134 75,272,041 (15,622,602) 2,688,835 8,250,397 100,669,805 5,772,351 2,421,287 —
AZL Mid Cap Index Fund, Class 2 18,126,803 46 , 917 , 778 (12,083,574) 1,543,656 5,276,852 59,781,515 2,814,572 437,065 1,993,689
AZL S&P 500 Index Fund, Class 2 56,215,335 146,577,529 (48,482,433) 16,226,343 17,571,923 188,108,697 9,326,162 2,251,667 6,994, 3 04
AZL Small Cap Stock Index Fund,
Class 2 9,583,863 25 , 7225,15 (6,021,893) 391,706 2,312,414 31,988,605 2,613,448 327,396 1,780,828
$ 228,600,708 $ 575 , 167 , 548 $ (105,233,514) $ 16,571,540 $ 45,040,470
$ 760,146,752
59,182,14 7 $ 11,607,085 $ 10,76 8 , 821

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 760,146,752 $ — $ — $ 760,146,752
Unaffiliated Investment Company 7,669 — — 7,669
Total Investment Securities 760,154,421 — — 760,154,421
Other Financial Instruments:
*
Futures Contracts 764,870 — — 764,870
Total Investments $760,919,291 $— $— $760,919,291
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Balanced Index Strategy Fund $458,888,876 $105,233,514

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $713,215,288. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Balanced Fund (“MVP Fusion Balanced Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 67,346,809 shares of the MVP Fusion Balanced Fund outstanding as of close of business March 10, 2023, valued at $579,651,043 for 51,611,164 shares of the Fund.
At the close of business March 10, 2023, the MVP Fusion Balanced Fund’s investment holdings had a fair value of $553,582,576 and identified cost of $550,296,722. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the
MVP Fusion Balanced Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the MVP Fusion
Balanced Fund as compared to those of the Fund.
Unrealized appreciation $51,599,294
Unrealized (depreciation) (4,660,161)
Net unrealized appreciation/(depreciation) $46,939,133
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $4,448,886 $7,647,409 $12,096,295
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $12,671,482 $10,911,352 $23,582,834
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund $30,190,953 $13,117,356 $— $46,939,133 $90,247,442
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
13
Assuming the acquisition had been completed on January 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2023, are as follows:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MVP Fusion Balanced Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the MVP Fusion Balanced Fund did not affect the Fund’s portfolio turnover ratio for the year ended December 31, 2023.
10. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Net investment income/(loss) $16,104,717
Net realized/unrealized gains/(losses) 82,827,821
Change in net assets resulting from operations $98,932,538

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
14
To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

15
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 36.34% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net short-term capital gain distributions of $137,757.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $7,647,409.

16
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

17
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

18
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

19
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

20
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

21
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP DFA Multi-Strategy Fund
Annual Report
December 31, 2023

AZL® MVP DFA Multi-Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MVP DFA Multi-Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
MVP DFA Multi-
Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL MVP DFA
Multi-Strategy Fund (the “Fund”) returned 13.69%. That
compared to 26.29%, 5.53% and 17.71% total return for its
benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate
Bond Index, and the Moderate Composite Index, respectively.
1
The Fund is a fund of funds that pursues broad diversification across three equity sub-portfolios subadvised by Dimensional
Fund Advisors and one fixed income sub-portfolio subadvised by
BlackRock Financial Management.
The fixed-income sub-portfolio is an enhanced bond index
strategy that seeks to achieve a return that exceeds that of the
Bloomberg U.S. Aggregate Bond Index. Generally, the Fund
allocates 50% to 70% of its assets to the underlying equity
funds and 30% to 50% of its assets to the underlying AZL
Enhanced Bond Index Fund.
The Fund also employs the MVP (Managed Volatility Portfolio)
risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.
U.S. equities, particularly large-cap stocks, posted positive performance in 2023. The gains were due in part to falling
inflation and better-than-expected earnings, as well as resilient consumer demand.
The European Central Bank’s (ECB) monetary tightening had
a negative effect on economic growth in the Eurozone, and
Russia’s war with Ukraine continued to weigh on international equities.
The U.S. fixed income market received a boost after the Federal
Reserve announced a possible end to future interest rate
hikes. Most sectors of the bond market finished with positive performance in 2023.
The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the year ended
December 31, 2023. Its off-benchmark allocation to developed market non-U.S. equities slightly detracted from relative
performance, as these underperformed U.S. equities. The Fund’s off-benchmark allocation to mid-cap and small-cap U.S. equities also slightly detracted from relative performance, as these
underperformed the S&P 500 Index.
The MVP risk management process uses derivatives to seek to
control portfolio volatility in unstable market conditions. The
MVP process was engaged during the year and reduced the
Fund’s equity exposure at multiple points during the year. The
MVP process slightly detracted from the Fund’s performance
during 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.

2
AZL® MVP DFA Multi-Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective may
be changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing in a combination of
underlying funds that represent different classes in
the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests.
Stocks are more volatile and carry more risk and
return potential than other forms of investments
Quantitative investing involves risk that the values
of securities selected in the quantitative analysis
can react differently than the market or securities
selected using fundamental analysis.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Value-based investments are subject to the risk
that the broad market may not recognize their
intrinsic value.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Debt securities held by an underlying fund may
decline in value due to rising interest rates.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.10% through at least April 30, 2025. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2025. Additional information pertaining to the December 31,
2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying
Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.30%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the
Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New
York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-
weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) S&P 500 and (40%) Bloomberg U.S.
Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years
Since
Inception
(4/27/2015)
AZL
®
MVP DFA Multi-Strategy Fund 13.69% 4.50% 6.52% 4.77%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.20%
  Moderate Composite Index 17.71% 4.70% 10.09% 7.85%
  S&P 500 Index 26.29% 10.00% 15.69% 11.92%
Expense Ratio Gross
  AZL
®
MVP DFA Multi-Strategy Fund 1.03%

AZL MVP DFA Multi-Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP DFA Multi-Strategy Fund $1,000.00 $1,059.30 $0.62 0.12%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP DFA Multi-Strategy Fund $1,000.00 $1,024.60 $0.61 0.12%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Domestic Equity Funds 45 .2%
Fixed Income Fund 37 .7
International Equity Fund 12 .2
Total Investment Securities 95 .1
Net other assets (liabilities) 4 .9
Net Assets 100 .0%

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (45.2%):
35,005,370 AZL DFA U.S. Core Equity Fund $ 496,376,149
13,906,335 AZL DFA U.S. Small Cap Fund 142,122,745
638,498,894
1
Fixed Income Fund (37.7%):
54,313,869 AZL Enhanced Bond Index Fund 533,362,197
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (12.2%):
16,780,617 AZL DFA International Core Equity Fund $ 172,336,936
Total Affiliated Investment Companies (Cost $1,247,706,197) 1,344,198,027
Total Investment Securities
(Cost $1,247,706,197) — 95.1%(a) 1,344,198,027
Net other assets (liabilities) — 4.9% 69,606,043
Net Assets — 100.0% $ 1,413,804,070
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 175 $ 42,175,000 $ 1,383,637
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 250 28,222,656 870,933
$ 2,254,570

AZL MVP DFA Multi-Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 1,247,706,197
Investments in affiliates, at value $ 1,344,198,027
Deposit at broker for futures contracts collateral 70,327,658
Interest and dividends receivable 247,377
Receivable for affiliated investments sold 1,158,809
Receivable for variation margin on futures contracts 217
Prepaid expenses 6,258
Total Assets 1,415,938,346
Liabilities:
Cash overdraft 1,158,809
Payable for capital shares redeemed 815,778
Management fees payable 118,378
Administration fees payable 7,288
Custodian fees payable 5,690
Administrative and compliance services fees payable 1,530
Transfer agent fees payable 693
Trustee fees payable 6,349
Other accrued liabilities 19,761
Total Liabilities 2,134,276
Commitments and contingent liabilities^
Net Assets
$ 1,413,804,070
Net Assets Consist of:
Paid in capital $ 1,264,250,472
Total distributable earnings 149,553,598
Net Assets
$ 1,413,804,070
Shares of beneficial interest (unlimited number of shares authorized, no par value) 126,947,265
Net Asset Value (offering and redemption price per share) $ 11.14
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 14,618,075
Interest 2,559,628
Dividends from non-affiliates 72,927
Total Investment Income 17,250,630
Expenses:
Management fees 2,281,950
Administration fees 75,644
Custodian fees 29,266
Administrative and compliance services fees 14,142
Transfer agent fees 6,482
Trustee fees 45,219
Professional fees 51,272
Shareholder reports 10,457
Recoupment of prior expenses reimbursed by the manager 92,445
Other expenses 20,663
Total expenses before reductions 2,627,540
Less Management fees contractually waived (1,140,954)
Net expenses 1,486,586
Net Investment Income/(Loss)
15,764,044
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 6,928,022
Net realized gains distributions from affiliated underlying funds 28,957,986
Net realized gains/(losses) on futures contracts 4,823,751
Change in net unrealized appreciation/depreciation on affiliated underlying funds 96,987,536
Change in net unrealized appreciation/depreciation on futures contracts 2,267,669
Net realized and Change in net unrealized gains/losses on
investments
139,964,964
Change in Net Assets Resulting From Operations
$ 155,729,008

AZL MVP DFA Multi-Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 15,764,044 $ 1,800,423
Net realized gains/(losses) on investments 40,709,759 5,029,133
Change in unrealized appreciation/depreciation on investments 99,255,205 (18,359,440)
Change in net assets resulting from operations 155,729,008 (11,529,884)
Distributions to Shareholders:
Distributions (2,915,434) (7,022,119)
Change in net assets resulting from distributions to shareholders (2,915,434) (7,022,119)
Capital Transactions:
Proceeds from shares issued 6,751,576 1,880,038
Proceeds from shares issued in merger 1,340,915,610 —
Proceeds from dividends reinvested 2,915,434 7,022,118
Value of shares redeemed (168,014,722) (11,906,090)
Change in net assets resulting from capital transactions 1,182,567,898 (3,003,934)
Change in net assets 1,335,381,472 (21,555,937)
Net Assets:
Beginning of period 78,422,598 99,978,535
End of period $ 1,413,804,070 $ 78,422,598
Share Transactions:
Shares issued 665,897 168,171
Shares issued in merger 134,212,030 —
Dividends reinvested 290,961 734,531
Shares redeemed (16,206,663) (1,108,743)
Change in shares 118,962,225 (206,041)

AZL MVP DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$9.82 $12.21 $11.58 $12.03 $10.65
Investment Activities:
Net Investment Income/(Loss)(a) 0 .14  0 .23  0 .05  0 .16  0 .31
Net Realized and Unrealized Gains/(Losses) on Investments 1 .21  ( 1 .69 ) 1 .51  0 .22  1 .36
Total from Investment Activities 1 .35  ( 1 .46 ) 1 .56  0 .38  1 .67
Distributions to Shareholders From:
Net Investment Income ( 0 .02 ) ( 0 .11 ) ( 0 .17 ) ( 0 .34 ) ( 0 .11 )
Net Realized Gains ( 0 .01 ) ( 0 .82 ) ( 0 .76 ) ( 0 .49 ) ( 0 .18 )
Total Dividends ( 0 .03 ) ( 0 .93 ) ( 0 .93 ) ( 0 .83 ) ( 0 .29 )
Net Asset Value, End of Period
$11.14 $9.82 $12.21 $11.58 $12.03
Total Return (b)
13.69% (11.76) % 13.74% 3 .77% 15.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,413,804 $78,423 $99,979 $90,668 $95,959
Net Investment Income/(Loss) 1 .38% 2 .10% 0 .42% 1 .44% 2 .71%
Expenses Before Reductions*(c) 0 .23% 0 .30% 0 .29% 0 .30% 0 .29%
Expenses Net of Reductions* 0 .13% 0 .15% 0 .15% 0 .15% 0 .15%
Portfolio Turnover Rate 18% 11% 13% 18% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $58.7 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,383,637 –
Futures Contracts Receivable for variation margin on futures contracts* $1,383,637 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 870,933
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $870,933 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(6,160,759) (1,383,593)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 6,160,759 $ 1,383,593
Interest Rate Risk
1,337,008 (884,076)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(1,337,008) $884,076
Annual Rate* Annual Expense Limit
AZL MVP DFA Multi-Strategy Fund 0.2 0% 0.15%

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
* Including fund merger transactions.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Value
12/31/22
Purchases
at Cost
*
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA Five-Year Global Fixed
Income Fund $ 30 , 138 , 829 $ 242 , 020 $ ( 30 , 274 , 424 ) $ (4 , 776 , 906) $ 4 , 670 , 481 $ — — $ 242 , 077 $ —
AZL DFA International Core Equity
Fund 9,663,475 171 , 187 , 013 (19,047,121) 1,199,421 9,334,148 172,336,936 16,780,617 3,103,423 5,385,284
AZL DFA U.S. Core Equity Fund 27,380,862 487 , 446 , 146 (91,442,893) 10,026,211 62,965,823 496,376,149 35,005,370 2,302,583 16,327, 918
AZL DFA U.S. Small Cap Fund 7,927,626 142 , 574 , 682 (21,123,976) 1,156,663 11,587,750 142,122,745 13,906,335 357,786 7,244,784
AZL Enhanced Bond Index Fund — 546 , 538 , 867 (20,928,637) (677,367) 8,429,334 533,362,197 54,313,869 8,612,206 —
$ 75,110,792 $ 1 , 347,988 , 728 $ ( 182 , 817 , 051 ) $ 6 , 928 , 022 $ 96 , 987 , 536
$ 1,344,198,027
120,006,19 1 $ 14, 618 , 075 $ 28,957, 986

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,344,198,027 $ — $ — $ 1,344,198,027
Total Investment Securities 1,344,198,027 — — 1,344,198,027
Other Financial Instruments:
*
Futures Contracts 2,254,570 — — 2,254,570
Total Investments $1,346,452,597 $— $— $1,346,452,597
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP DFA Multi-Strategy Fund $1,112,656,658 $182,817,051

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,248,316,171. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2023, the Fund had a controlling interest (in excess of 50%) in the AZL DFA
U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund and AZL DFA International Core Equity Fund, each of which is affiliated with the Manager.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Moderate Fund (“MVP Fusion Moderate Fund”), an open-
end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 157,277,879 shares of the MVP Fusion Moderate Fund outstanding as of close of business March 10, 2023, valued at $1,340,915,610 for 134,212,030 shares of the
Fund.
At the close of business March 10, 2023, the MVP Fusion Moderate Fund’s investment holdings had a fair value of $1,281,321,873 and identified cost of $1,287,826,325. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the MVP Fusion Moderate Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the MVP
Fusion Moderate Fund as compared to those of the Fund.
Unrealized appreciation $95,881,856
Unrealized (depreciation) —
Net unrealized appreciation/(depreciation) $95,881,856
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $2,117,611 $797,823 $2,915,434
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $3,205,864 $3,816,255 $7,022,119
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP DFA Multi-Strategy Fund $29,502,868 $28,673,836 $— $95,881,856 $154,058,560
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
13
Assuming the acquisition had been completed on January 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2023, are as follows:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MVP Fusion Moderate Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the MVP Fusion Moderate Fund did not affect the Fund’s portfolio turnover ratio for the year ended December 31, 2023.
10. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Net investment income/(loss) $ 23,971,200
Net realized/unrealized gains/(losses) 164,715,204
Change in net assets resulting from operations $188,686,404

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
14
To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP DFA Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP DFA Multi-Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

15
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 25.69% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $797,823.

16
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

17
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

18
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

19
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

20
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

21
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Fidelity Institutional Asset Management
Multi-Strategy Fund
Annual Report
December 31, 2023

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL® MVP Fidelity
Institutional Asset Management Multi-
Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® MVP Fidelity
Institutional Asset Management® Multi-Strategy Fund (the
"Fund") returned 12.63%. That compared to a 26.29%, 5.53%
and a 13.56% total return for its benchmarks, the S&P 500
Index, the Bloomberg U.S. Aggregate Bond Index, and the
Income and Growth Composite Index, respectively.
1
The Fund currently invests in one underlying fund, the AZL®
Fidelity Institutional Management Multi-Strategy Fund, which is managed by its sub adviser, FIAM LLC. The underlying fund is approximately 60% invested primarily in investment-grade fixed-
income securities, and approximately 40% of the underlying
fund’s assets are invested primarily in large-cap common stocks.
The Fund also employs the MVP (Managed Volatility Portfolio)
risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.
Stocks rebounded from a challenging 2022 as easing inflationary pressures and labor market strength helped boost investor
sentiment. Equity markets started to anticipate an end to the interest rate hiking cycle, which benefited growth stocks.
Enthusiasm about artificial intelligence buoyed returns for
a handful of high-growth, technology-oriented, mega-cap
companies. The communication services and consumer
discretionary sectors also contributed to the Fund’s absolute performance.
The U.S. bond market posted positive returns for the year.
Yields during the first several months of the year neared
two-decade highs, as interest rates rose through the spring and summer. However, yields dropped sharply in November, and
bonds staged a rally in the final two months of the year.
The underlying fund narrowly underperformed its composite
benchmark during the year. Stock selection based on quality
measures, especially those focused on profitability, contributed to relative returns, as did stock selection within communication services and information technology. An underweight position to underperforming utilities and an overweight to an outperforming industrials sector also helped.
The underlying fund’s fixed income component outperformed
its benchmark, the Bloomberg U.S. Aggregate Bond Index. The
component’s relative performance was helped by its holdings
of high-yield corporate bonds and an overweight position in
investment-grade corporate bonds, which benefited from
improved valuations amid a broad rally in risk assets.
The underlying fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the underlying fund's performance.
The MVP risk management process uses derivatives to seek to
control portfolio volatility in unstable market conditions. The
MVP process was engaged during the year and reduced the
Fund’s equity exposure at multiple points during the year. The
MVP process slightly detracted from the Fund’s performance
during 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek a
high level of current income while maintaining
prospects for capital appreciation. This objective
may be changed by the Trustees of the Fund
without shareholder approval. The Fund seeks
to achieve its objective by investing primarily in
shares of another mutual fund managed by the
manager, the AZL® Fidelity Institutional Asset
Management Multi-Strategy Fund, combined with
the MVP risk management process.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities
in the portfolio changes. Stocks are more volatile
and carry more risk and return potential than other
forms of investments Emerging market investing
may be subject to additional economic, political,
liquidity, and currency risks not associated with
more developed countries. International investing
may involve risk of capital loss from unfavorable
fluctuations in currency values, from differences in
generally accepted accounting principles or from
economic or political instability in other nations.
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss. Intermediate-
term, higher-quality bonds generally offer less
risk than longer-term bonds and a lower rate
of return. High-yield bonds have a higher risk
of default or other adverse credit events, but
have the potential to pay higher earnings over
investment-grade bonds. The higher risk of default,
or the inability of the creditor to repay its debt, is
the primary reason for the higher interest rates on
high-yield bonds. Investing in a single industry or
sector, or concentrating investments in a limited
number of industries or sectors, tends to increase
the risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio. Investing in derivative instruments
involves risks that may be different from or greater
than the risk associated with investing directly in
securities or other traditional instruments.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates, the
Fund’s performance may be more volatile than
if it did not hold these securities. Debt securities
held by the Fund may decline in value due to rising
interest rates. The performance of investments
in real estate depends on the overall strength of
the real estate market, the management of real
estate investments trusts (REITs), real estate
operating companies (REOCs), and foreign real
estate companies, and property management,
all of which can be affected by a variety of
factors, including national and regional economic
conditions.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying
Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.15%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the
Income & Growth Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (40%) S&P 500 and (60%) Bloomberg U.S.
Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
AZL
®
MVP Fidelity Institutional Asset Management Multi-Strategy Fund 12.63% 2.54% 6.08% 3.50%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  Income & Growth Composite Index 13.56% 2.03% 7.16% 6.08%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
MVP Fidelity Institutional Asset Management Multi-Strategy Fund 0.83%

AZL MVP FIAM Multi-Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP FIAM Multi-Strategy Fund $1,000.00 $1,048.30 $0.77 0.15%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP FIAM Multi-Strategy Fund $1,000.00 $1,024.45 $0.77 0.15%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Balanced Funds 95 .5%
Total Investment Securities 95 .5
Net other assets (liabilities) 4 .5
Net Assets 100 .0%

AZL MVP FIAM Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Company ( 95 .5% ):
Balanced Funds ( 95 .5% ):
22,725,081 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 315,196,873
Total Affiliated Investment Company (Cost $280,371,413) 315,196,873
Total Investment Securities
(Cost $280,371,413) — 95.5%(a) 315,196,873
Net other assets (liabilities) — 4.5% 14,734,803
Net Assets — 100.0% $ 329,931,676
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 24 $ 5,784,000 $ 24,217
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 78 8,805,469 276,553
$ 300,770

AZL MVP FIAM Multi-Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 280,371,413
Investments in affiliates, at value $ 315,196,873
Deposit at broker for futures contracts collateral 14,795,934
Interest and dividends receivable 52,548
Receivable for affiliated investments sold 696,016
Prepaid expenses 1,479
Total Assets 330,742,850
Liabilities:
Cash overdraft 696,016
Payable for capital shares redeemed 57,113
Management fees payable 34,401
Administration fees payable 8,538
Custodian fees payable 4,636
Administrative and compliance services fees payable 478
Transfer agent fees payable 849
Trustee fees payable 1,986
Other accrued liabilities 7,157
Total Liabilities 811,174
Commitments and contingent liabilities^
Net Assets
$ 329,931,676
Net Assets Consist of:
Paid in capital $ 301,613,498
Total distributable earnings 28,318,178
Net Assets
$ 329,931,676
Shares of beneficial interest (unlimited number of shares authorized, no par value) 26,972,392
Net Asset Value (offering and redemption price per share) $ 12.23
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 5,110,110
Interest 665,710
Dividends from non-affiliates 16,542
Total Investment Income 5,792,362
Expenses:
Management fees 308,323
Administration fees 75,546
Custodian fees 18,491
Administrative and compliance services fees 4,074
Transfer agent fees 7,225
Trustee fees 14,809
Professional fees 15,312
Shareholder reports 5,156
Recoupment of prior expenses reimbursed by the manager 7,061
Other expenses 6,487
Total expenses 462,484
Net Investment Income/(Loss)
5,329,878
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 1,345,869
Net realized gains/(losses) on futures contracts (1,489,419)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 32,841,060
Change in net unrealized appreciation/depreciation on futures contracts 256,789
Net realized and Change in net unrealized gains/losses on
investments
32,954,299
Change in Net Assets Resulting From Operations
$ 38,284,177

AZL MVP FIAM Multi-Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,329,878 $ 1,647,186
Net realized gains/(losses) on investments (143,550) 13,644,830
Change in unrealized appreciation/depreciation on investments 33,097,849 (47,701,574)
Change in net assets resulting from operations 38,284,177 (32,409,558)
Distributions to Shareholders:
Distributions (4,941,197) (10,283,765)
Change in net assets resulting from distributions to shareholders (4,941,197) (10,283,765)
Capital Transactions:
Proceeds from shares issued 9,474,749 1,666,236
Proceeds from shares issued in merger 165,908,114 —
Proceeds from dividends reinvested 4,941,197 10,283,765
Value of shares redeemed (66,117,969) (30,662,612)
Change in net assets resulting from capital transactions 114,206,091 (18,712,611)
Change in net assets 147,549,071 (61,405,934)
Net Assets:
Beginning of period 182,382,605 243,788,539
End of period $ 329,931,676 $ 182,382,605
Share Transactions:
Shares issued 828,026 138,834
Shares issued in merger 14,877,903 —
Dividends reinvested 441,178 946,940
Shares redeemed (5,712,574) (2,537,378)
Change in shares 10,434,533 (1,451,604)

AZL MVP FIAM Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$11.03 $13.55 $13.00 $12.47 $11.17
Investment Activities:
Net Investment Income/(Loss)(a) 0.20  0.10  0.05  0.27  0.27
Net Realized and Unrealized Gains/(Losses) on Investments 1.18  (1.98) 1.36  0.61  1.52
Total from Investment Activities 1.38  (1.88) 1.41  0.88  1.79
Distributions to Shareholders From:
Net Investment Income (0.18) (0.09) (0.36) (0.35) (0.49)
Net Realized Gains —  (0.55) (0.50) —  —
Total Dividends (0.18) (0.64) (0.86) (0.35) (0.49)
Net Asset Value, End of Period
$12.23 $11.03 $13.55 $13.00 $12.47
Total Return (b)
12.63% (13.81)% 11.07% 7.16% 16.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $329,932 $182,383 $243,789 $254,918 $265,363
Net Investment Income/(Loss) 1.73% 0.81% 0.35% 2.19% 2.24%
Expenses Before Reductions*(c) 0.15% 0.15% 0.14% 0.15% 0.14%
Expenses Net of Reductions* 0.15% 0.15% 0.14% 0.15% 0.14%
Portfolio Turnover Rate 21% 8% 3% 6% 7%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $14.3 million, and the monthly average notional amount for short contracts was $2.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
24,217 –
Futures Contracts Receivable for variation margin on futures contracts* $24,217 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 276,553
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $276,553 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
966,967 71,412
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (966,967) $ (71,412)
Interest Rate Risk
522,452 (328,201)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(522,452) $328,201
Annual Rate Annual Expense Limit
AZL MVP FIAM Multi-Strategy Fund 0.10% 0.15%

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 173,726,137 $ 167,922,838 $ (60,639,031) $ 1,345,869 $ 32,841,060 $ 315,196,873 22,725,081 $ 5,110,110 $ —

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Company $ 315,196,873 $ — $ — $ 315,196,873
Total Investment Securities 315,196,873 — — 315,196,873
Other Financial Instruments:
*
Futures Contracts 300,770 — — 300,770
Total Investments $315,497,643 $— $— $315,497,643
*
Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP FIAM Multi-Strategy Fund $167,922,838 $60,639,031

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $283,978,278. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $31,218,595
Unrealized (depreciation) —
Net unrealized appreciation/(depreciation) $31,218,595
Short-Term
Amount
Long-Term
Amount Total
AZL MVP FIAM Multi-Strategy Fund $2,368,979 $— $2,368,979
During the year ended December 31, 2023, the Fund utilized $2,042,274 in CLCFs to offset capital gains.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $4,941,197 $— $4,941,197
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $7,184,253 $3,099,512 $10,283,765
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP FIAM Multi-Strategy Fund $5,329,857 $— $(2,368,979) $31,218,595 $34,179,473
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP FIAM Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
13
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Conservative Fund (“MVP Fusion Conservative Fund”), an
open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 17,761,854 shares of the MVP Fusion Conservative Fund outstanding as of close of business March 10, 2023, valued at $165,908,114 for 14,877,903 shares of the Fund.
At the close of business March 10, 2023, the MVP Fusion Conservative Fund’s investment holdings had a fair value of $157,511,590 and identified cost of $157,511,590. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the
MVP Fusion Conservative Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the MVP
Fusion Conservative Fund as compared to those of the Fund.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2023, are as follows:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MVP Fusion Conservative Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the MVP Fusion Conservative Fund did not affect the Fund’s portfolio turnover ratio for the year ended December 31, 2023.
10. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Net investment income/(loss) $6,539,734
Net realized/unrealized gains/(losses) 34,500,077
Change in net assets resulting from operations $41,039,811

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Fidelity Institutional Asset Management Multi-
Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

15
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 36.64% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

16
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

17
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

18
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

19
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

20
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

21
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Global Balanced Index Strategy Fund
Annual Report
December 31, 2023

AZL® MVP Global Balanced Index Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MVP Global Balanced Index Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
MVP Global
Balanced Index Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL MVP Global
Balanced Index Strategy Fund (the “Fund”) returned 13.85%.
That compared to 23.79%, 5.53% and 14.72% total return for
its benchmarks, the MSCI World Index, the Bloomberg U.S.
Aggregate Bond Index, and the Global Balanced Composite
Index, respectively.
1
The Fund is a fund of funds that pursues broad global
diversification. The underlying equity sub-portfolio pursues passive strategies that aim to achieve, before fees, returns similar to the MSCI World Index, which represents shares of
large- and mid-cap companies in developed market countries.
The fixed-income sub-portfolio is an enhanced bond index
strategy that seeks to achieve a return that exceeds that of the
Bloomberg U.S. Aggregate Bond Index.
The Fund also employs the MVP (Managed Volatility Portfolio)
risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.
Generally, the Fund allocates 40% to 60% of its assets to the underlying equity index fund and between 40% and 60% to the
underlying AZL Enhanced Bond Index Fund.
U.S. equities, particularly large-cap stocks, posted positive performance in 2023. The gains were due in part to falling
inflation and better-than-expected earnings, as well as resilient consumer demand.
The European Central Bank’s (ECB) monetary tightening had
a negative effect on economic growth in the Eurozone, and
Russia’s war with Ukraine continued to weigh on international equities.
The U.S. fixed income market received a boost after the Federal
Reserve announced a possible end to future interest rate
hikes. Most sectors of the bond market finished with positive performance in 2023.
The Fund, which invests in both U.S. and international markets, underperformed its composite benchmark in 2023. The equity
and fixed income allocations underperformed their respective blended benchmarks primarily due to the underlying fund fees.
The Fund’s fixed income allocation benefited on a relative basis from security selection, particularly in investment grade credit and agency-backed securities.
The MVP risk management process uses derivatives to seek to
control portfolio volatility in unstable market conditions. The
MVP process was engaged during the year and reduced the
Fund’s equity exposure at multiple points during the year. The
MVP process slightly detracted from the Fund’s performance
during 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.

2
AZL® MVP Global Balanced Index Strategy Fund Review (Unaudited)
Fund Objective
The Fund seeks long-term capital appreciation
with preservation of capital as an important
consideration. This objective may be changed
by the Trustees of the Fund without shareholder
approval. The Fund seeks to achieve its objective
by investing primarily in a combination of
Underlying Funds, which are managed by
the manager, combined with the MVP risk
management process.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests.
Quantitative investing involves risk that the values
of securities selected in the quantitative analysis
can react differently than the market or securities
selected using fundamental analysis.
Stocks are more volatile and carry more risk and
return potential than other forms of investments.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the underlying funds is
expected to be lower than that of the Indexes
because of fees and expenses. Securities in which
the underlying funds will invest may involve
substantial risk and may be subject to sudden
severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates,
an underlying fund’s performance may be more
volatile than if it did not hold these securities.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
Debt securities held by an underlying fund may
decline in value due to rising interest rates.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying
Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.13%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Morgan Stanley Capital International World Index (“MSCI World Index”), the Bloomberg U.S.
Aggregate Bond Index, and the Global Balanced Composite Index (“Composite“). The MSCI World Index is a broad global equity benchmark that represents large- and mid-cap equity performance across 23 developed markets countries. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (50%) MSCI World Index and (50%)
Bloomberg U.S. Aggregate Bond Index. The Indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Index noted as “gross of withholding taxes” reflects the maximum possible reinvestment of dividends with no adjustment for withholding tax deductions or tax credits. The Index noted as “net of withholding taxes” reflects the reinvestment of dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
AZL
®
MVP Global Balanced Index Strategy Fund 13.85% 1.06% 5.27% 3.50%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  Global Balanced Composite Index 14.72% 2.29% 7.54% 5.74%
  MSCI World Index (gross of withholding taxes) 24.42% 7.79% 13.37% 9.18%
  MSCI World Index (net of withholding taxes) 23.79% 7.27% 12.80% 8.60%
Expense Ratio Gross
AZL
®
MVP Global Balanced Index Strategy Fund 0.74%

AZL MVP Global Balanced Index Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Global Balanced Index Strategy Fund $1,000.00 $1,051.60 $0.67 0.13%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Global Balanced Index Strategy Fund $1,000.00 $1,024.55 $0.66 0.13%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
International Equity Fund 47.5%
Fixed Income Fund 47.4
Private Placements 0.1%
Common Stocks —
†
Corporate Bonds —
†
Convertible Bond —
†
Total Investment Securities 95.0
Net other assets (liabilities) 5.0
Net Assets 100.0%
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
United States 95.0%
Australia —
†
India —
†
Total Investment Securities 95.0
Net other assets (liabilities) 5.0
Net Assets 100.0%
† Represents less than 0.05%.

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Common Stocks (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C(a)(b) $ 148,025
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd.(a)(b) 3
Total Common Stocks (Cost $653,277) 148,028
Private Placements (0.1%):
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%(a)(b) —
Software (0.1%):
5,547 Lookout, Inc., 0.00%(a)(b) 12,925
63,925 Lookout, Inc., Series F, Preferred Shares, 0.00%(a)
(b) 285,744
298,669
Total Private Placements (Cost $485,378) 298,669
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Principal Amount Value
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
2/5/24 @ 101.88(a)(b) $ 32,058
730,672 Quintis Australia Pty, Ltd., 0.00%, 10/1/28, Callable
2/5/24 @ 100(a)(b) —
Total Corporate Bonds (Cost $783,003) 32,058
Shares
Affiliated Investment Companies (94.9%):
Fixed Income Fund (47.4%):
24,448,592 AZL Enhanced Bond Index Fund 240,085,173
International Equity Fund (47.5%):
15,829,809 AZL MSCI Global Equity Index Fund, Class 2 240,613,096
Total Affiliated Investment Companies (Cost $444,136,812) 480,698,269
Total Investment Securities
(Cost $446,058,470) — 95.0%(d) 481,177,024
Net other assets (liabilities) — 5.0% 25,249,566
Net Assets — 100.0% $ 506,426,590
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of December 31, 2023.
(c) Defaulted bond.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 52 $ 12,532,000 $ 413,737
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 112 12,643,750 389,899
$ 803,636

AZL MVP Global Balanced Index Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in non-affiliates, at cost $ 1,921,658
Investments in affiliates, at cost 444,136,812
Investments in non-affiliates, at value $ 478,755
Investments in affiliates, at value 480,698,269
Deposit at broker for futures contracts collateral 25,275,764
Interest and dividends receivable 90,110
Receivable for investments sold 228,949
Reclaims receivable 35,161
Prepaid expenses 2,294
Total Assets 506,809,302
Liabilities:
Cash overdraft 228,949
Payable for capital shares redeemed 86,329
Management fees payable 42,516
Administration fees payable 7,909
Custodian fees payable 3,340
Administrative and compliance services fees payable 657
Transfer agent fees payable 778
Trustee fees payable 2,725
Other accrued liabilities 9,509
Total Liabilities 382,712
Commitments and contingent liabilities^
Net Assets
$ 506,426,590
Net Assets Consist of:
Paid in capital $ 507,371,042
Total distributable earnings (944,452)
Net Assets
$ 506,426,590
Shares of beneficial interest (unlimited number of shares authorized, no par value) 49,200,119
Net Asset Value (offering and redemption price per share) $ 10.29
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 6,996,273
Interest 1,069,319
Dividends from non-affiliates 19,011
Foreign withholding tax (18,961)
Total Investment Income 8,065,642
Expenses:
Management fees 511,146
Administration fees 75,424
Custodian fees 18,569
Administrative and compliance services fees 6,718
Transfer agent fees 7,168
Trustee fees 27,572
Professional fees 26,431
Shareholder reports 7,722
Other expenses 10,138
Total expenses 690,888
Net Investment Income/(Loss)
7,374,754
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 71,926
Net realized gains/(losses) on affiliated underlying funds 592,829
Net realized gains distributions from affiliated underlying funds 344,991
Net realized gains/(losses) on futures contracts 652,866
Change in net unrealized appreciation/depreciation on securities and foreign currencies (211,335)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 56,359,328
Change in net unrealized appreciation/depreciation on futures contracts 917,557
Net realized and Change in net unrealized gains/losses on
investments
58,728,162
Change in Net Assets Resulting From Operations
$ 66,102,916

AZL MVP Global Balanced Index Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 7,374,754 $ 6,772,321
Net realized gains/(losses) on investments 1,662,612 10,654,479
Change in unrealized appreciation/depreciation on investments 57,065,550 (125,554,284)
Change in net assets resulting from operations 66,102,916 (108,127,484)
Distributions to Shareholders:
Distributions (20,387,500) (44,561,908)
Change in net assets resulting from distributions to shareholders (20,387,500) (44,561,908)
Capital Transactions:
Proceeds from shares issued 512,058 1,117,253
Proceeds from dividends reinvested 20,387,500 44,561,908
Value of shares redeemed (78,067,295) (66,319,575)
Change in net assets resulting from capital transactions (57,167,737) (20,640,414)
Change in net assets (11,452,321) (173,329,806)
Net Assets:
Beginning of period 517,878,911 691,208,717
End of period $ 506,426,590 $ 517,878,911
Share Transactions:
Shares issued 51,282 103,568
Dividends reinvested 2,185,155 4,838,426
Shares redeemed (7,886,963) (6,242,472)
Change in shares (5,650,526) (1,300,478)

AZL MVP Global Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019†
Net Asset Value, Beginning of Period
$9.44 $12.31 $12.31 $12.99 $11.62
Investment Activities:
Net Investment Income/(Loss)(a) 0.14  0.12  0.08  0.19  0.18
Net Realized and Unrealized Gains/(Losses) on Investments 1.12  (2.12) 0.89  0.73  1.68
Total from Investment Activities 1.26  (2.00) 0.97  0.92  1.86
Distributions to Shareholders From:
Net Investment Income (0.41) (0.32) (0.20) (1.22) (0.23)
Net Realized Gains —  (0.55) (0.77) (0.38) (0.26)
Total Dividends (0.41) (0.87) (0.97) (1.60) (0.49)
Net Asset Value, End of Period
$10.29 $9.44 $12.31 $12.31 $12.99
Total Return (b)
13.85% (16.09)% 8.05% 7.81% 16.20%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $506,427 $517,879 $691,209 $716,925 $763,705
Net Investment Income/(Loss) 1.44% 1.18% 0.61% 1.49% 1.40%
Expenses Before Reductions*(c) 0.14% 0.13% 0.13% 0.13% 0.66%
Expenses Net of Reductions* 0.14% 0.13% 0.13% 0.13% 0.66%
Portfolio Turnover Rate 6% 5% 5% 9% 103%(d)
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
† The amounts shown, where applicable, are consolidated through December 6, 2019. (Prior to December 6, 2019, the Fund primarily invested in shares of a wholly-owned and controlled subsidiary of the Fund.)
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover increased significantly during the year due to a change in investment strategy of the Fund.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global
Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $24.3 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
413,737 –
Futures Contracts Receivable for variation margin on futures contracts* $413,737 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 389,899
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $389,899 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,339,318) (412,917)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,339,318 $ 412,917
Interest Rate Risk
686,452 (504,640)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(686,452) $504,640
Annual Rate Annual Expense Limit
AZL MVP Global Balanced Index Strategy Fund 0.10% 0.15%

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 246,907,613 $ 3,914,570 $ (19,242,320) $ (3,461,880) $ 11,967,190 $ 240,085,173 24,448,592 $ 3,914,571 $ —
AZL MSCI Emerging Markets Equity
Index Fund, Class 2 25,965,885 — (28,400,037) (2,649,371) 5,083,523 — — — —
AZL MSCI Global Equity Index Fund,
Class 2 220,830,950 27,407,757 (53,638,306) 6,704,080 39,308,615 240,613,096 15,829,809 3,081,702 344,991
$ 493,704,448 $ 31,322,327 $ ( 101 , 280 , 663 ) $ 592 , 829 $ 5 6 , 359 , 328
$ 480,698,269
40,278,401 $ 6,996,273 $ 344,991

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as
Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2023 are identified below.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ — $ — $ 148,028 $ 148,028
Private Placements
+
— — 298,669 298,669
Convertible Bond
+
— — —
#
—
Corporate Bonds
+
— — 32,058 32,058
Affiliated Investment Companies 480,698,269 — — 480,698,269
Total Investment Securities 480,698,269 — 478,755 481,177,024
Other Financial Instruments:
*
Futures Contracts 803,636 — — 803,636
Total Investments $481,501,905 $— $478,755 $481,980,660
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Global Balanced Index Strategy Fund $31,322,327 $101,280,663

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount
Value
Percentage of Net
Assets
Grand Rounds, Inc. Series C
3/31/15
$ 399,608
145,123
$ 148,025
0.02%
Jawbone
1/24/17
–
23,389
–
0.00%
Lookout, Inc., Preferred Shares, Series F
9/19/14
481,994
63,925
285,744
0.06%
Lookout, Inc.
3/4/15
3,384
5,547
12,925
0.00%
Quintis Australia Pty, Ltd. 7.50% , 10/1/26 , Callable 2/5/24 @
101.88
10/25/18
52,331
52,331
32,058
0.01%
Quintis Australia Pty, Ltd. 10/1/28 , Callable 2/5/24 @ 100.00
10/25/18
730,672
730,672
–
0.00%
Quintis Pty, Ltd.
10/25/18
253,669
386,370
3
0.00%
REI Agro, Ltd., Registered Shares , 5.50% , 11/13/14
2/7/12
–
400,000
–
0.00%
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
(a) Acquisition date represents the initial purchase date of the security.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
13
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $448,512,299. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2023, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI
Global Equity Index Fund, which is affiliated with the Manager.
10. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
Unrealized appreciation $62,274,625
Unrealized (depreciation) (29,609,900)
Net unrealized appreciation/(depreciation) $32,664,725
Short-Term
Amount
Long-Term
Amount Total
AZL MVP Global Balanced Index Strategy Fund $ — $ 15,607,753 $ 15,607,753
During the year ended December 31, 2023, the Fund utilized $3,113,985 in CLCFs to offset capital gains.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $20,387,500 $— $20,387,500
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $35,754,717 $8,807,191 $44,561,908
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Global Balanced Index Strategy Fund $7,719,718 $— $(15,607,753) $32,664,276 $24,776,241
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts and straddles.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
14
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Global Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Global Balanced Index Strategy Fund (one of the
funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 52.45% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Growth Index Strategy Fund
Annual Report
December 31, 2023

AZL® MVP Growth Index Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MVP Growth Index Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
MVP Growth
Index Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL MVP Growth
Index Strategy Fund (the “Fund”) returned 16.81%. That
compared to 26.29%, 5.53% and 20.88% total return for its
benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate
Bond Index, and the Growth Composite Index, respectively.
1
The AZL MVP Growth Index Strategy Fund is a fund of funds
that pursues broad diversification across four underlying equity sub-portfolios and one fixed income sub-portfolio. The four
equity sub-portfolios pursue passive strategies that aim to
achieve, before fees, returns similar to the S&P 500 Index, the
S&P MidCap 400 Index
2
, the S&P SmallCap 600 Index
3
, and the
MSCI EAFE Index
4
.
The fixed-income sub-portfolio is an enhanced bond index
strategy that seeks to achieve a return that exceeds that of the
Bloomberg U.S. Aggregate Bond Index. Generally, the Fund
allocates 65% to 85% of its assets to the underlying equity
index funds and 15% to 35% of its assets to the underlying AZL
Enhanced Bond Index Fund.
The Fund also employs the MVP (Managed Volatility Portfolio)
risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.
U.S. equities, particularly large-cap stocks, posted positive performance in 2023. The gains were due in part to falling
inflation and better-than-expected earnings, as well as resilient consumer demand.
The European Central Bank’s (ECB) monetary tightening had
a negative effect on economic growth in the Eurozone, and
Russia’s war with Ukraine continued to weigh on international equities.
The U.S. fixed income market received a boost after the Federal
Reserve announced a possible end to future interest rate
hikes. Most sectors of the bond market finished with positive performance in 2023.
The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the year ended
December 31, 2023. Its off-benchmark allocation to developed market non-U.S. equities slightly detracted from relative
performance, as these underperformed U.S. equities. The Fund’s off-benchmark allocation to mid-cap and small-cap U.S. equities also slightly detracted from relative performance, as these
underperformed the S&P 500 Index.
The MVP risk management process uses derivatives to seek to
control portfolio volatility in unstable market conditions. The
MVP process was engaged during the year and reduced the
Fund’s equity exposure at multiple points during the year. The
MVP process slightly detracted from the Fund’s performance
during 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the
Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned.
The Fund’s holdings and weightings are as of December 31, 202 3 .
1
For a complete description of the Fund’s pe rformance benchmarks please refer to page 2 of this report.
2
The Standard & Poor’s Mi dCap 400 Index (“S&P 400”) is a widely used index for m id-sized companies. The S&P 400 covers 7% of the U.S.
eq uities market, and is part of a series of S&P U.S. indexes tha t can be used as building blocks for portfolio composition .
3
The Standard & Poor’s SmallCap 600 Index (“S&P 600”) is a widely used index for small capitalization companies. The S&P 600 covers 3%
of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition .
4
The Morgan Stanley Capi tal International, Europe, Australasia and Far
Eas t (“MSCI EAFE”) Index is a free float-adjusted market capita lization-
weighted index that is designed to measure t he equity market performance of developed markets, excluding the U.S. & Canada.
The indexes defined above are unmanaged. Investors cannot invest directly in an index.

2
AZL® MVP Growth Index Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective
may be changed by the Trustees of the Fund
without shareholder approval. The Fund seeks to
achieve its objective by investing in five underlying
index funds (the "Index Strategy Underlying
Funds"), allocating approximately 65%-85% of
its assets in the underlying equity index funds
and approximately 15%-35% of its assets in the
underlying bond index fund.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests.
Quantitative investing involves risk that the values
of securities selected in the quantitative analysis
can react differently than the market or securities
selected using fundamental analysis.
Stocks are more volatile and carry more risk and
return potential than other forms of investments.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the underlying funds is
expected to be lower than that of the Indexes
because of fees and expenses. Securities in which
the underlying funds will invest may involve
substantial risk and may be subject to sudden
severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates,
an underlying fund’s performance may be more
volatile than if it did not hold these securities.
Debt securities held by an underlying fund may
decline in value due to rising interest rates.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Index Strategy
Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be
0.12%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the
Growth Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York
Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (75%) S&P 500 and (25%) Bloomberg U.S.
Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
  AZL
®
MVP Growth Index Strategy Fund 16.81% 4.90% 7.82% 5.95%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  Growth Composite Index 20.88% 6.69% 12.23% 9.63%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
MVP Growth Index Strategy Fund 0.66%

AZL MVP Growth Index Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Growth Index Strategy Fund $1,000.00 $1,060.40 $0.62 0.12%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Growth Index Strategy Fund $1,000.00 $1,024.60 $0.61 0.12%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Domestic Equity Funds 52 .5%
Fixed Income Fund 23 .4
International Equity Fund 19 .2
Total Investment Securities 95 .1
Net other assets (liabilities) 4 .9
Net Assets 100 .0%

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 52 .5% ):
10,413,417 AZL Mid Cap Index Fund, Class 2 $ 221,180,974
35,507,216 AZL S&P 500 Index Fund, Class 2 716,180,551
9,097,232 AZL Small Cap Stock Index Fund, Class 2 111,350,115
1,048,711,640
1
Fixed Income Fund ( 23 .4% ):
47,692,114 AZL Enhanced Bond Index Fund 468,336,555
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 19 .2% ):
22,015,481 AZL International Index Fund, Class 2 $ 383,949,980
Total Affiliated Investment Companies (Cost $1,535,082,219) 1,900,998,175
Total Investment Securities
(Cost $1,535,082,219) — 95.1%(a) 1,900,998,175
Net other assets (liabilities) — 4.9% 98,829,421
Net Assets — 100.0% $ 1,999,827,596
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 309 $ 74,469,000 $ 2,451,067
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 221 24,948,828 769,252
$ 3,220,319

AZL MVP Growth Index Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 1,535,082,219
Investments in affiliates, at value $ 1,900,998,175
Deposit at broker for futures contracts collateral 99,575,657
Interest and dividends receivable 350,062
Receivable for affiliated investments sold 467,104
Receivable for variation margin on futures contracts 816
Prepaid expenses 8,879
Total Assets 2,001,400,693
Liabilities:
Cash overdraft 467,104
Payable for capital shares redeemed 874,102
Management fees payable 167,188
Administration fees payable 9,242
Custodian fees payable 10,389
Administrative and compliance services fees payable 2,477
Transfer agent fees payable 847
Trustee fees payable 10,279
Other accrued liabilities 31,469
Total Liabilities 1,573,097
Commitments and contingent liabilities^
Net Assets
$ 1,999,827,596
Net Assets Consist of:
Paid in capital $ 1,754,269,451
Total distributable earnings 245,558,145
Net Assets
$ 1,999,827,596
Shares of beneficial interest (unlimited number of shares authorized, no par value) 142,825,879
Net Asset Value (offering and redemption price per share) $ 14.00
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 27,826,477
Interest 4,124,887
Dividends from non-affiliates 138,438
Total Investment Income 32,089,802
Expenses:
Management fees 1,976,580
Administration fees 104,586
Custodian fees 55,757
Administrative and compliance services fees 26,556
Transfer agent fees 8,180
Trustee fees 108,439
Professional fees 104,223
Shareholder reports 17,046
Other expenses 37,198
Total expenses 2,438,565
Net Investment Income/(Loss)
29,651,237
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 25,915,401
Net realized gains distributions from affiliated underlying funds 39,639,039
Net realized gains/(losses) on futures contracts 4,802,206
Change in net unrealized appreciation/depreciation on affiliated underlying funds 203,795,153
Change in net unrealized appreciation/depreciation on futures contracts 3,508,398
Net realized and Change in net unrealized gains/losses on
investments
277,660,197
Change in Net Assets Resulting From Operations
$ 307,311,434

AZL MVP Growth Index Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 29,651,237 $ 28,875,659
Net realized gains/(losses) on investments 70,356,646 190,216,983
Change in unrealized appreciation/depreciation on investments 207,303,551 (608,819,725)
Change in net assets resulting from operations 307,311,434 (389,727,083)
Distributions to Shareholders:
Distributions (76,260,325) (229,168,242)
Change in net assets resulting from distributions to shareholders (76,260,325) (229,168,242)
Capital Transactions:
Proceeds from shares issued 3,930,389 4,917,148
Proceeds from dividends reinvested 76,260,325 229,168,242
Value of shares redeemed (293,901,444) (274,271,436)
Change in net assets resulting from capital transactions (213,710,730) (40,186,046)
Change in net assets 17,340,379 (659,081,371)
Net Assets:
Beginning of period 1,982,487,217 2,641,568,588
End of period $ 1,999,827,596 $ 1,982,487,217
Share Transactions:
Shares issued 296,153 320,462
Dividends reinvested 6,095,949 19,002,342
Shares redeemed (22,166,575) (19,312,786)
Change in shares (15,774,473) 10,018

AZL MVP Growth Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$12.50 $16.66 $15.77 $16.02 $13.99
Investment Activities:
Net Investment Income/(Loss)(a) 0 .20  0 .19  0 .14  0 .26  0 .26
Net Realized and Unrealized Gains/(Losses) on Investments 1 .84  ( 2 .76 ) 2 .36  0 .42  2 .55
Total from Investment Activities 2 .04  ( 2 .57 ) 2 .50  0 .68  2 .81
Distributions to Shareholders From:
Net Investment Income ( 0 .27 ) ( 0 .26 ) ( 0 .30 ) ( 0 .29 ) ( 0 .35 )
Net Realized Gains ( 0 .27 ) ( 1 .33 ) ( 1 .31 ) ( 0 .64 ) ( 0 .43 )
Total Dividends ( 0 .54 ) ( 1 .59 ) ( 1 .61 ) ( 0 .93 ) ( 0 .78 )
Net Asset Value, End of Period
$14.00 $12.50 $16.66 $15.77 $16.02
Total Return (b)
16.81% (15.10) % 16.40% 4 .73% 20.52%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,999,828 $1,982,487 $2,641,569 $2,578,042 $2,722,348
Net Investment Income/(Loss) 1 .50% 1 .32% 0 .82% 1 .76% 1 .67%
Expenses Before Reductions*(c) 0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Expenses Net of Reductions* 0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Portfolio Turnover Rate 4% 10% 6% 12% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $98.4 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
2,451,067 –
Futures Contracts Receivable for variation margin on futures contracts* $2,451,067 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 769,252
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $769,252 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(6,153,793) (2,450,918)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 6,153,793 $ 2,450,918
Interest Rate Risk
1,351,587 (1,057,480)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(1,351,587) $1,057,480
Annual Rate Annual Expense Limit
AZL MVP Growth Index Strategy Fund 0.10% 0.20%

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 464,001,120 $ 9,587,488 $ (21,456,953) $ (5,344,926) $ 21,549,826 $ 468,336,555 47,692,114 $ 7,593,802 $ —
AZL International Index Fund,
Class 2 379,557,841 9,064,611 (56,905,823) 5,124,036 47,109,315 383,949,980 22,015,481 9,064,612 —
AZL Mid Cap Index Fund, Class 2 216,973,253 8,875,761 (28,920,507) 1,590,330 22,662,137 221,180,974 10,413,417 1,595,918 7,279,844
AZL S&P 500 Index Fund, Class 2 704,027,251 34,701,685 (151,057,868) 24,965,631 103,543,852 716,180,551 35,507,216 8,450,914 26, 260,414
AZL Small Cap Stock Index Fund,
Class 2 104,857,311 7,220,012 (9,237,561) (419,670) 8,930,023 111,350,115 9,097,232 1,121,231 6,098,781
$ 1,869,416,776 $ 69,449,557 $ (267,578,712) $ 25,915,401 $ 203,795,153
$ 1,900,998,175
124,725,4 60 $ 27,826,477 $ 39,6 3 9, 039

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,900,998,175 $ — $ — $ 1,900,998,175
Total Investment Securities 1,900,998,175 — — 1,900,998,175
Other Financial Instruments:
*
Futures Contracts 3,220,319 — — 3,220,319
Total Investments $1,904,218,494 $— $— $1,904,218,494
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Growth Index Strategy Fund $69,449,557 $267,578,712

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,576,499,257. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $372,046,790
Unrealized (depreciation) (47,547,872)
Net unrealized appreciation/(depreciation) $324,498,918
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $38,506,889 $37,753,436 $76,260,325
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $121,454,400 $107,713,842 $229,168,242
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund $63,325,588 $43,991,237 $— $324,498,918 $431,815,743
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
13
To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Growth Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Growth Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

14
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 50.59% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $37,753,436.

15
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

17
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

18
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

19
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

20
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Moderate Index Strategy Fund
Annual Report
December 31, 2023

AZL® MVP Moderate Index Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MVP Moderate Index Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
MVP Moderate
Index Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL MVP Moderate
Index Strategy Fund (the “Fund”) returned 14.59%. That
compared to 26.29%, 5.53% and 17.71% total return for its
benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate
Bond Index, and the Moderate Composite Index, respectively.
1
The AZL MVP Moderate Index Strategy Fund is a fund of
funds that pursues broad diversification across four underlying equity sub-portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the S&P 500 Index, the
S&P MidCap 400 Index
2
, the S&P SmallCap 600 Index
3
, and the
MSCI EAFE Index
4
.
The fixed-income sub-portfolio is an enhanced bond index
strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index. Generally, the
Fund allocates approximately 50% to 70% of its assets to the underlying equity index funds and approximately 30% to 50% of its assets to the underlying AZL Enhanced Bond Index Fund.
The Fund also employs the MVP (Managed Volatility Portfolio)
risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.
U.S. equities, particularly large-cap stocks, posted positive performance in 2023. The gains were due in part to falling
inflation and better-than-expected earnings, as well as resilient consumer demand.
The European Central Bank’s (ECB) monetary tightening had
a negative effect on economic growth in the Eurozone, and
Russia’s war with Ukraine continued to weigh on international equities.
The U.S. fixed income market received a boost after the Federal
Reserve announced a possible end to future interest rate
hikes. Most sectors of the bond market finished with positive performance in 2023.
The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the year ended
December 31, 2023. Its off-benchmark allocation to developed market non-U.S. equities slightly detracted from relative
performance, as these underperformed U.S. equities. The Fund’s off-benchmark allocation to mid-cap and small-cap U.S. equities also slightly detracted from relative performance, as these
underperformed the S&P 500 Index.
The MVP risk management process uses derivatives to seek to
control portfolio volatility in unstable market conditions. The
MVP process was engaged during the year and reduced the
fund’s equity exposure at multiple points during the year. The
MVP process slightly detracted from the fund’s performance
during 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.
2
The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a
widely used index for mid-sized companies. The S&P 400
covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for
portfolio composition.
3
The Standard & Poor’s SmallCap 600 Index (“S&P 600”) is a
widely used index for small-capitalization companies. The S&P
600 covers 3% of the U.S. equities market, and is part of a
series of S&P U.S. indexes that can be used as building blocks for portfolio composition.
4
The Morgan Stanley Capital International, Europe, Australasia
and Far East (“MSCI EAFE”) Index is a free float-adjusted
market capitalization-weighted index that is designed to
measure the equity market performance of developed markets,
excluding the U.S. & Canada.
The indexes defined above are unmanaged. Investors cannot
invest directly in an index.

2
AZL® MVP Moderate Index Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective
may be changed by the Trustees of the Fund
without shareholder approval. The Fund seeks to
achieve its objective by investing in five underlying
index funds (the "Index Strategy Underlying
Funds"), allocating approximately 50%-70% of
its assets in the underlying equity index funds
and approximately 30%-50% of its assets in the
underlying bond index fund.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests.
Quantitative investing involves risk that the values
of securities selected in the quantitative analysis
can react differently than the market or securities
selected using fundamental analysis.
Stocks are more volatile and carry more risk and
return potential than other forms of investments.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the underlying funds is
expected to be lower than that of the Indexes
because of fees and expenses. Securities in which
the underlying funds will invest may involve
substantial risk and may be subject to sudden
severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates,
an underlying fund’s performance may be more
volatile than if it did not hold these securities.
Debt securities held by an underlying fund may
decline in value due to rising interest rates.
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Index Strategy
Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be
0.13%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the
Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New
York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-
weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) S&P 500 and (40%) Bloomberg U.S.
Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
  AZL
®
MVP Moderate Index Strategy Fund 14.59% 2.93% 6.61% 5.03%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  Moderate Composite Index 17.71% 4.70% 10.09% 8.14%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
MVP Moderate Index Strategy Fund 0.69%

AZL MVP Moderate Index Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Moderate Index Strategy Fund $1,000.00 $1,055.00 $0.73 0.14%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP Moderate Index Strategy Fund $1,000.00 $1,024.50 $0.71 0.14%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Domestic Equity Funds 42 .1%
Fixed Income Fund 37 .9
International Equity Fund 15 .1
Total Investment Securities 95 .1
Net other assets (liabilities) 4 .9
Net Assets 100 .0%

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 42 .1% ):
1,607,586 AZL Mid Cap Index Fund, Class 2 $ 34,145,133
5,371,678 AZL S&P 500 Index Fund, Class 2 108,346,748
1,397,429 AZL Small Cap Stock Index Fund, Class 2 17,104,528
159,596,409
1
Fixed Income Fund ( 37 .9% ):
14,635,676 AZL Enhanced Bond Index Fund 143,722,342
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 15 .1% ):
3,289,228 AZL International Index Fund, Class 2 $ 57,364,131
Total Affiliated Investment Companies (Cost $322,550,571) 360,682,882
Total Investment Securities
(Cost $322,550,571) — 95.1%(a) 360,682,882
Net other assets (liabilities) — 4.9% 18,632,118
Net Assets — 100.0% $ 379,315,000
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 47 $ 11,327,000 $ 368,659
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 67 7,563,672 234,333
$ 602,992

AZL MVP Moderate Index Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 322,550,571
Investments in affiliates, at value $ 360,682,882
Deposit at broker for futures contracts collateral 18,953,254
Interest and dividends receivable 66,711
Receivable for affiliated investments sold 225,543
Prepaid expenses 1,690
Total Assets 379,930,080
Liabilities:
Cash overdraft 225,543
Payable for capital shares redeemed 337,804
Management fees payable 31,825
Administration fees payable 7,540
Custodian fees payable 2,372
Administrative and compliance services fees payable 475
Transfer agent fees payable 748
Trustee fees payable 1,971
Other accrued liabilities 6,802
Total Liabilities 615,080
Commitments and contingent liabilities^
Net Assets
$ 379,315,000
Net Assets Consist of:
Paid in capital $ 347,896,294
Total distributable earnings 31,418,706
Net Assets
$ 379,315,000
Shares of beneficial interest (unlimited number of shares authorized, no par value) 29,535,917
Net Asset Value (offering and redemption price per share) $ 12.84
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 5,421,883
Interest 814,429
Dividends from non-affiliates 2,525
Total Investment Income 6,238,837
Expenses:
Management fees 382,873
Administration fees 79,605
Custodian fees 14,056
Administrative and compliance services fees 5,504
Transfer agent fees 7,731
Trustee fees 22,501
Professional fees 21,554
Shareholder reports 6,255
Other expenses 7,815
Total expenses 547,894
Net Investment Income/(Loss)
5,690,943
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 4,118,217
Net realized gains distributions from affiliated underlying funds 6,107,969
Net realized gains/(losses) on futures contracts 1,069,667
Change in net unrealized appreciation/depreciation on affiliated underlying funds 34,458,439
Change in net unrealized appreciation/depreciation on futures contracts 677,094
Net realized and Change in net unrealized gains/losses on
investments
46,431,386
Change in Net Assets Resulting From Operations
$ 52,122,329

AZL MVP Moderate Index Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,690,943 $ 5,717,304
Net realized gains/(losses) on investments 11,295,853 25,207,008
Change in unrealized appreciation/depreciation on investments 35,135,533 (109,489,991)
Change in net assets resulting from operations 52,122,329 (78,565,679)
Distributions to Shareholders:
Distributions (12,393,539) (45,166,558)
Change in net assets resulting from distributions to shareholders (12,393,539) (45,166,558)
Capital Transactions:
Proceeds from shares issued 1,590,206 2,377,791
Proceeds from dividends reinvested 12,393,539 45,166,558
Value of shares redeemed (66,340,905) (55,840,669)
Change in net assets resulting from capital transactions (52,357,160) (8,296,320)
Change in net assets (12,628,370) (132,028,557)
Net Assets:
Beginning of period 391,943,370 523,971,927
End of period $ 379,315,000 $ 391,943,370
Share Transactions:
Shares issued 130,949 173,404
Dividends reinvested 1,072,105 4,018,377
Shares redeemed (5,420,991) (4,239,959)
Change in shares (4,217,937) (48,178)

AZL MVP Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$11.61 $15.50 $15.11 $14.96 $13.28
Investment Activities:
Net Investment Income/(Loss)(a) 0.18  0.17  0.12  0.26  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 1.46  (2.60) 1.70  0.64  2.17
Total from Investment Activities 1.64  (2.43) 1.82  0.90  2.43
Distributions to Shareholders From:
Net Investment Income (0.24) (0.28) (0.30) (0.27) (0.32)
Net Realized Gains (0.17) (1.18) (1.13) (0.48) (0.43)
Total Dividends (0.41) (1.46) (1.43) (0.75) (0.75)
Net Asset Value, End of Period
$12.84 $11.61 $15.50 $15.11 $14.96
Total Return (b)
14.59% (15.38)% 12.46% 6.44% 18.64%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $379,315 $391,943 $523,972 $533,854 $534,298
Net Investment Income/(Loss) 1.49% 1.31% 0.76% 1.83% 1.77%
Expenses Before Reductions*(c) 0.14% 0.13% 0.13% 0.13% 0.13%
Expenses Net of Reductions* 0.14% 0.13% 0.13% 0.13% 0.13%
Portfolio Turnover Rate 3% 8% 6% 18% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $18.0 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
368,658 –
Futures Contracts Receivable for variation margin on futures contracts* $368,659 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 234,333
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $234,333 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,486,444) (368,880)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,486,444 $ 368,881
Interest Rate Risk
416,777 (308,213)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(416,777) $308,213
Annual Rate Annual Expense Limit
AZL MVP Moderate Index Strategy Fund 0.10% 0.15%

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 149,874,048 $ 2,378,003 $ (13,673,438) $ (2,748,864) $ 7,892,593 $ 143,722,342 14,635,676 $ 2,331,99 0 $ —
AZL International Index Fund,
Class 2 59,272,264 1,372,183 (11,337,718) 1,751,966 6,305,436 57,364,131 3,289,228 1,372,183 —
AZL Mid Cap Index Fund, Class 2 35,690,028 1,829,867 (7,327,701) 500,638 3,452,301 34,145,133 1,607,586 249,576 1,138,449
AZL S&P 500 Index Fund, Class 2 111,349,034 5,308,513 (28,289,514) 4,633,674 15,345,041 108,346,748 5,371,678 1,292,784 4,015,729
AZL Small Cap Stock Index Fund,
Class 2 17,714,768 1,242,460 (3,296,571) (19,197) 1,463,068 17,104,528 1,397,429 175,350 953,791
$ 373,900,142 $ 12,131,026 $ (63,924,942) $ 4,118,217 $ 34,458,439
$ 360,682,882
26,301,597 $ 5,421,88 3 $ 6,107,969

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 360,682,882 $ — $ — $ 360,682,882
Total Investment Securities 360,682,882 — — 360,682,882
Other Financial Instruments:
*
Futures Contracts 602,992 — — 602,992
Total Investments $361,285,874 $— $— $361,285,874
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Moderate Index Strategy Fund $12,131,026 $63,924,942

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $327,679,018. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $47,813,074
Unrealized (depreciation) (14,809,210)
Net unrealized appreciation/(depreciation) $33,003,864
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $7,277,615 $5,115,924 $12,393,539
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $23,583,961 $21,582,597 $45,166,558
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Moderate Index Strategy Fund $11,777,923 $6,259,249 $— $33,003,864 $51,041,036
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
13
To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Moderate Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Moderate Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

14
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 43.13% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $5,115,924.

15
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

17
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

18
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

19
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

20
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Annual Report
December 31, 2023

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
MVP T. Rowe
Price Capital Appreciation Plus Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® MVP T.
Rowe Price Capital Appreciation Plus Fund (the "Fund")
returned 17.36%. That compared to a 26.29%, 5.53% and a
17.71% total return for its benchmarks, the S&P 500 Index,
the Bloomberg U.S. Aggregate Bond Index, and the Moderate
Composite Index, respectively.
1
AZL MVP T. Rowe Price Cap Appreciation Plus Fund is a fund of funds that invests primarily in a combination of three underlying mutual funds (the “Underlying Funds”). The Fund is designed to provide a diversified portfolio consisting of underlying funds in equity and fixed income asset classes.
The Fund also employs the MVP (Managed Volatility Portfolio)
risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.
Thanks to generally favorable corporate earnings, a resilient economy and increased investor interest in artificial intelligence
(AI), U.S. stocks produced strong gains in 2023. These gains were driven by a handful of high-growth, technology-oriented, mega-cap companies.
Long-term U.S. Treasury yields climbed for much of the year, peaking in late October, before falling sharply in response to weaker-than-expected inflation and labor market data. Equities rallied toward the end of the year as Federal Reserve officials projected potential interest rate cuts in 2024.
The equity portion of the Fund performed in line with the S&P
500 Index. Meanwhile, its fixed income holdings outperformed the Bloomberg U.S. Aggregate Bond Index. Within equities,
an underweight to consumer staples and stock selection in
industrials and business services were the biggest contributors to relative performance. Overweight positions in the health care and utilities sectors detracted from relative results.
Within fixed income, the Fund’s above-benchmark exposure to
bank loans and high-yield bonds lifted relative results, as they were the best performing areas of fixed income markets during the year.
The Fund’s exposure to equities remained about the same
during the year, while its overall weight in fixed income slightly declined, as the Underlying Fund’s exposure to bank loans
decreased during the year.
During the year, the Fund had exposure to covered call options, a type of derivative that provides downside protection for the portfolio. The Fund’s exposure to a covered call strategy made a moderately positive contribution to returns.
The MVP risk management process uses derivatives to seek to
control portfolio volatility in unstable market conditions. The
MVP process was engaged during the year and reduced the
Fund’s equity exposure at multiple points during the year. The
MVP process slightly detracted from the Fund’s performance
during 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation with preservation
of capital as an important intermediate-term
objective. This objective may be changed by
the Trustees of the Fund without shareholder
approval. The Fund seeks to achieve its objective
by investing in a combination of Underlying Funds
that represent different classes in the Fund’s asset
allocation.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests. The performance of the underlying funds
is expected to be lower than that of the Indexes
because of fees and expenses. Securities in which
the underlying funds will invest may involve
substantial risk and may be subject to sudden
severe price declines.
Quantitative investing involves risk that the values
of securities selected in the quantitative analysis
can react differently than the market or securities
selected using fundamental analysis.
Stocks are more volatile and carry more risk
than other forms of investments, including
investments in high-grade fixed income securities.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically
have experienced a greater degree of volatility.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
High-yield bonds have a higher risk of default or
other adverse credit events, but have the potential
to pay higher earnings over investment-grade
bonds. The higher risk of default, or the inability
of the creditor to repay its debt, is the primary
reason for the higher interest rates on high-yield
bonds. Mortgage-backed investments involve risk
of loss due to prepayments and, like any bond, due
to default. Because of the sensitivity of mortgage-
related securities to changes in interest rates,
an underlying fund’s performance may be more
volatile than if it did not hold these securities. Debt
securities held by an underlying fund may decline
in value due to rising interest rates.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial Highlights.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying
Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.12%.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard and Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the
Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New
York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-
weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) of the S&P 500 and (40%) of the
Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund.
Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years
Since
Inception
(1/10/2014)
  AZL
®
MVP T. Rowe Price Capital Appreciation Plus Fund 17.36% 5.83% 9.22% 8.10%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.74%
  Moderate Composite Index 17.71% 4.70% 10.09% 8.14%
  S&P 500 Index 26.29% 10.00% 15.69% 12.09%
Expense Ratio Gross
  AZL
®
MVP T. Rowe Price Capital Appreciation Plus Fund 0.86%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $1,000.00 $1,062.00 $0.68 0.13%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $1,000.00 $1,024.55 $0.66 0.13%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Domestic Equity Funds 77 .1%
Fixed Income Fund 18 .0
Total Investment Securities 95 .1
Net other assets (liabilities) 4 .9
Net Assets 100 .0%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Funds ( 77 .1% ):
15,536,477 AZL S&P 500 Index Fund, Class 2 $ 313,370,744
35,411,777 AZL T. Rowe Price Capital Appreciation Fund 580,753,144
894,123,888
1
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund ( 18 .0% ):
21,265,411 AZL Enhanced Bond Index Fund $ 208,826,331
Total Affiliated Investment Companies (Cost $1,005,617,257) 1,102,950,219
Total Investment Securities
(Cost $1,005,617,257) — 95.1%(a) 1,102,950,219
Net other assets (liabilities) — 4.9% 57,276,605
Net Assets — 100.0% $ 1,160,226,824
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 144 $ 34,704,000 $ 1,145,732
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 206 23,255,469 719,553
$ 1,865,285

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 1,005,617,257
Investments in affiliates, at value $ 1,102,950,219
Deposit at broker for futures contracts collateral 57,998,360
Interest and dividends receivable 204,672
Receivable for affiliated investments sold 446,159
Receivable for variation margin on futures contracts 217
Prepaid expenses 5,265
Total Assets 1,161,604,892
Liabilities:
Cash overdraft 446,159
Payable for capital shares redeemed 793,023
Management fees payable 97,361
Administration fees payable 8,394
Custodian fees payable 5,954
Administrative and compliance services fees payable 1,461
Transfer agent fees payable 798
Trustee fees payable 6,063
Other accrued liabilities 18,855
Total Liabilities 1,378,068
Commitments and contingent liabilities^
Net Assets
$ 1,160,226,824
Net Assets Consist of:
Paid in capital $ 1,032,592,285
Total distributable earnings 127,634,539
Net Assets
$ 1,160,226,824
Shares of beneficial interest (unlimited number of shares authorized, no par value) 96,075,892
Net Asset Value (offering and redemption price per share) $ 12.08
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 14,831,210
Interest 2,462,818
Dividends from non-affiliates 23,432
Total Investment Income 17,317,460
Expenses:
Management fees 1,158,377
Administration fees 92,647
Custodian fees 33,071
Administrative and compliance services fees 16,144
Transfer agent fees 7,999
Trustee fees 66,138
Professional fees 63,613
Shareholder reports 11,531
Other expenses 22,400
Total expenses 1,471,920
Net Investment Income/(Loss)
15,845,540
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds (213,682)
Net realized gains distributions from affiliated underlying funds 85,814,210
Net realized gains/(losses) on futures contracts 769,261
Change in net unrealized appreciation/depreciation on affiliated underlying funds 80,576,169
Change in net unrealized appreciation/depreciation on futures contracts 2,139,460
Net realized and Change in net unrealized gains/losses on
investments
169,085,418
Change in Net Assets Resulting From Operations
$ 184,930,958

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 15,845,540 $ 10,681,859
Net realized gains/(losses) on investments 86,369,789 134,665,669
Change in unrealized appreciation/depreciation on investments 82,715,629 (343,676,062)
Change in net assets resulting from operations 184,930,958 (198,328,534)
Distributions to Shareholders:
Distributions (91,615,841) (163,081,942)
Change in net assets resulting from distributions to shareholders (91,615,841) (163,081,942)
Capital Transactions:
Proceeds from shares issued 5,640,403 9,252,790
Proceeds from dividends reinvested 91,615,841 163,081,942
Value of shares redeemed (182,678,389) (136,568,768)
Change in net assets resulting from capital transactions (85,422,145) 35,765,964
Change in net assets 7,892,972 (325,644,512)
Net Assets:
Beginning of period 1,152,333,852 1,477,978,364
End of period $ 1,160,226,824 $ 1,152,333,852
Share Transactions:
Shares issued 473,809 697,803
Dividends reinvested 8,321,148 14,678,843
Shares redeemed (15,375,653) (10,374,116)
Change in shares (6,580,696) 5,002,530

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$11.23 $15.13 $14.07 $13.85 $11.96
Investment Activities:
Net Investment Income/(Loss)(a) 0.16  0.11  0.12  0.19  0.25
Net Realized and Unrealized Gains/(Losses) on Investments 1.69  (2.21) 2.21  0.87  2.27
Total from Investment Activities 1.85  (2.10) 2.33  1.06  2.52
Distributions to Shareholders From:
Net Investment Income (1.00) (1.02) (0.55) (0.39) (0.25)
Net Realized Gains —  (0.78) (0.72) (0.45) (0.38)
Total Dividends (1.00) (1.80) (1.27) (0.84) (0.63)
Net Asset Value, End of Period
$12.08 $11.23 $15.13 $14.07 $13.85
Total Return (b)
17.36% (13.71)% 17.04% 8.02% 21.39%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,160,227 $1,152,334 $1,477,978 $1,372,669 $1,325,661
Net Investment Income/(Loss) 1.37% 0.85% 0.78% 1.41% 1.90%
Expenses Before Reductions*(c) 0.13% 0.12% 0.12% 0.12% 0.12%
Expenses Net of Reductions* 0.13% 0.12% 0.12% 0.12% 0.12%
Portfolio Turnover Rate 9% 10% 10% 10% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price
Capital Appreciation Plus Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2023
9
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $57.1 million. There was limited short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,145,732 –
Futures Contracts Receivable for variation margin on futures contracts* $1,145,732 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 719,553
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $719,553 Payable for variation margin on futures contracts* $ $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(2,051,373) (1,177,258)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 2,051,37 4 $ 1,177,257
Interest Rate Risk
1,282,113 (962,203)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(1,282,113) $962,203
Annual Rate Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 0.10% 0.15%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2023
10
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the
Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 202,148,827 $ 5,279,395 $ (5,792,501) $ (1,735,671) $ 8,926,281 $ 208,826,331 21,265,411 $ 3,383,708 $ —
AZL S&P 500 Index Fund, Class 2 310,293,240 15,444,793 (68,860,827) 12,850,800 43,642,738 313,370,744 15,536,477 3,761,276 11,683,517
AZL T. Rowe Price Capital
Appreciation Fund 580,347,796 81,943,140 (98,216,131) (11,328,811) 28,007,150 580,753,144 35,411,777 7,686,226 74,130,693
$ 1,092,789,863 $ 102,667,328 $ (172,869,459) $ (213,682) $ 80,576,169
$ 1,102,950,219
72,213,665 $ 14,831,210 $ 85,814,210

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2023
11
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,102,950,219 $ — $ — $ 1,102,950,219
Total Investment Securities 1,102,950,219 — — 1,102,950,219
Other Financial Instruments:
*
Futures Contracts 1,865,285 — — 1,865,285
Total Investments $1,104,815,504 $— $— $1,104,815,504
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $102,667,328 $172,869,459

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2023
12
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,012,789,391. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCFs have been offset. During the year ended December 31, 2023, the Fund utilized $12,754,208 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2023, the Fund had a controlling interest (in excess of 50%) in the AZL T.
Rowe Capital Appreciation Fund, which is affiliated with the Manager.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $113,123,976
Unrealized (depreciation) (22,963,148)
Net unrealized appreciation/(depreciation) $90,160,828
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $91,615,841 $— $91,615,841
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $116,758,976 $46,322,966 $163,081,942
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $57,493,551 $37,509,452 $— $90,160,828 $185,163,831
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
13
To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP T. Rowe Price Capital Appreciation Plus Fund (one
of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

14
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 8.73% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

15
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the
Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

17
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 13 and 20, 2023, and September 19, 2023, the Manager reported that, for the five-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2022, three Funds were in the top 40%, one was in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2022, four
Funds were in the top 40%, one was in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2022, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2022, four Funds were in the top 40% and three were in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2022, six Funds were in the top 40% and one was in the bottom 40% of its respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the
COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 8th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 6th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital
Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules
for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful

18
conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2023, were approximately $7.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

19
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the VIP Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The
Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TCW ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

20
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present.
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

Item 2. Code of Ethics.

(a)           The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)
The audit committee financial expert is Tamara Lynn Fagely, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2023                                       2022
(a)           Audit Fees                                                                                                                             $152,702                               $181,418

                                                                                                                                                                2023                                       2022
(b)           Audit-Related Fees                                                                                                              $6,000                                   $30,000
                Related to the consent on Form N-1A for the annual registration statement.

                                                                                                                                                                2023                                       2022
(c)           Tax Fees                                                                                                                                $42,966                                 $57,288
                Preparation of the funds’ federal income tax return

                                                                                                                                                                2023                                       2022
(d)           All Other Fees                                                                                                                      $0                                           $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(f)         Not applicable.

4(g)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:

                                                                                                                                                                2023                                       2022
                                                                                                                                                                $42,966                                 $57,288

4(h)         Not applicable.

4(i)          Not applicable.

4(j)          Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)

The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) are furnished herewith.

(a)(3)      Not applicable.

(a)(4)      Not applicable.

(b)           Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)  /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date February 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date February 28, 2024

By (Signature and Title)     /s/ Bashir C. Asad
                                                Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date February 27, 2024

.